TABLE OF CONTENTS

PACIFIC SELECT FUND

Letter to Shareholders	A-1
Performance Discussion	A-3
Schedules of Investments	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-9
Statements of Changes in Net Assets	C-17
Statements of Cash Flows	C-25
Financial Highlights	C-26
Notes to Financial Statements	D-1
Report of Independent Registered Public Accounting Firm	E-1
Disclosure of Fund Expenses	F-1
Trustees and Officers Information	F-5
Approval of Investment Advisory and Sub-Advisory Agreements	F-8
Special Meetings of Shareholders	F-25
Where to Go for More Information	F-26

SEPARATE ACCOUNT A

Schedule of Investments	G-1
Financial Statements:
Statements of Assets and Liabilities	H-1
Statements of Operations	H-10
Statements of Changes in Net Assets	H-16
Financial Highlights	H-34
Notes to Financial Statements	I-1
Report of Independent Registered Public Accounting Firm	J-1

The 2015 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life & Annuity Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Core Income	Core Income Class I *	3,199	$31,206	$30,892
Diversified Bond	Diversified Bond Class I *	752,815	6,268,798	6,636,910
Floating Rate Income	Floating Rate Income Class I*	153,773	1,575,363	1,592,790
Floating Rate Loan	Floating Rate Loan Class I *	899,983	5,397,094	5,496,166
High Yield Bond	High Yield Bond Class I *	903,901	5,036,693	5,850,950
Inflation Managed	Inflation Managed Class I *	780,214	7,738,549	7,553,075
Inflation Strategy	Inflation Strategy Class I *	72,283	733,607	701,309
Managed Bond	Managed Bond Class I *	1,166,171	12,583,203	13,832,507
Short Duration Bond	Short Duration Bond Class I *	940,239	8,737,597	8,981,069
Emerging Markets Debt	Emerging Markets Debt Class I *	82,700	829,922	769,503
Comstock	Comstock Class I *	267,761	1,843,565	3,060,380
Dividend Growth	Dividend Growth Class I *	638,521	7,346,208	9,642,377
Equity Index	Equity Index Class I *	711,415	28,827,853	32,999,170
Focused Growth	Focused Growth Class I *	165,128	2,126,926	3,333,884
Growth	Growth Class I *	181,296	3,188,389	3,807,288
Large-Cap Growth	Large-Cap Growth Class I *	537,362	3,217,396	4,391,542
Large-Cap Value	Large-Cap Value Class I *	281,069	3,193,904	4,834,713
Long/Short Large-Cap	Long/Short Large-Cap Class I *	212,432	1,967,476	2,276,666
Main Street® Core	Main Street Core Class I *	100,052	1,757,350	2,957,087
Mid-Cap Equity	Mid-Cap Equity Class I *	326,836	3,561,905	4,687,160
Mid-Cap Growth	Mid-Cap Growth Class I *	475,858	3,420,571	4,634,058
Mid-Cap Value	Mid-Cap Value Class I *	174,004	1,964,333	2,414,413
Small-Cap Equity	Small-Cap Equity Class I *	63,748	732,014	943,638
Small-Cap Growth	Small-Cap Growth Class I *	240,066	2,316,908	2,869,265
Small-Cap Index	Small-Cap Index Class I *	228,998	3,106,543	3,901,628
Small-Cap Value	Small-Cap Value Class I *	190,327	1,976,872	2,894,325
Value Advantage	Value Advantage Class I *	39,215	483,139	498,299
Emerging Markets	Emerging Markets Class I *	395,497	4,499,350	5,139,387
International Large-Cap	International Large-Cap Class I *	828,362	5,165,420	6,241,568
International Small-Cap	International Small-Cap Class I *	267,237	1,872,512	2,254,514
International Value	International Value Class I *	299,408	2,637,402	3,078,996
Health Sciences	Health Sciences Class I *	590,054	12,417,404	18,087,902
Real Estate	Real Estate Class I *	301,462	4,297,238	6,635,006
Technology	Technology Class I *	465,234	2,147,480	2,550,774
Absolute Return	Absolute Return Class I *	719	6,974	6,929
Currency Strategies	Currency Strategies Class I *	17,147	170,764	184,638
Equity Long/Short	Equity Long/Short Class I *	220,944	2,553,234	2,555,581
Global Absolute Return	Global Absolute Return Class I *	66,029	658,804	709,208
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	2,700,072	33,568,246	35,960,188
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	6,290,654	91,144,092	99,803,463
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	1,197,971	17,682,093	20,222,067
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	7,545,211	74,324,731	85,084,143
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	15,871,155	155,034,823	186,391,002
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	49,830,941	477,748,640	605,134,638
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	36,514,579	344,454,882	457,757,386
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	9,178,588	85,567,449	115,944,616

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	1,716,540	19,857,089	17,302,722
Invesco V.I. Equity and Income Series II	Invesco V.I. Equity and Income Series II	28,082	507,156	453,808
Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Real Estate Series II	9,504	154,269	151,208

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	183,333	3,325,457	3,373,318

	American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	7,410,822	155,735,131	151,180,771
American Funds IS Blue Chip Income and Growth FundSM Class 4	American Funds IS Blue Chip Income and Growth Fund Class 4 *	747	9,418	9,358
American Funds IS Capital Income Builder® Class 4	American Funds IS Capital Income Builder Class 4	174,572	1,731,732	1,637,484
American Funds IS Global Balanced FundSM Class 4	American Funds IS Global Balanced Fund Class 4 *	1,419	15,274	15,174

See Notes to Financial Statements	G-1	See explanation of symbol on page G-3

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
American Funds IS Global Growth FundSM Class 4	American Funds IS Global Growth Fund Class 4	75,905	$1,995,829	$1,985,676
American Funds IS Global Growth and Income FundSM Class 4	American Funds IS Global Growth and Income Fund Class 4	11,042	138,315	135,370
American Funds IS Global Small Capitalization FundSM Class 4	American Funds IS Global Small Capitalization Fund Class 4 *	83	1,999	1,995
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	127,489	8,684,265	8,574,918
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	160,673	7,415,594	7,201,378
American Funds IS High-Income Bond FundSM Class 4	American Funds IS High-Income Bond Fund Class 4 *	2,492	24,182	24,252
American Funds IS International FundSM Class 4	American Funds IS International Fund Class 4	57,551	1,205,240	1,031,881
American Funds IS International Growth and Income FundSM Class 4	American Funds IS International Growth and Income Fund Class 4	45,006	746,894	658,440
American Funds IS Managed Risk Asset Allocation FundSM Class P2	American Funds IS Managed Risk Asset Allocation Fund Class P2	421,056	5,073,691	4,930,560
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	64,290	1,225,720	1,201,577
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	142,386	1,763,354	1,739,953

	BlackRock® Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Class III	BlackRock Capital Appreciation V.I. Class III *	47,668	409,406	419,958
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	11,688,554	162,191,199	152,418,749
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	91,330	937,712	895,036
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	133,823	1,322,474	1,264,627
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	25,575	257,631	249,097
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	48,029	466,268	438,026

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	287,300	9,500,729	9,555,594
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	1,959,967	22,382,970	21,638,040
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	6,528,355	6,528,355	6,528,355
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2	190,088	2,134,707	1,999,731

	First Trust Variable Insurance Trust
First Trust Dorsey Wright Tactical Core Class I	First Trust Dorsey Wright Tactical Core Class I *	61,284	620,187	609,772
First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	867,422	9,984,688	10,357,015
First Trust Multi Income Allocation Class I	First Trust Multi Income Allocation Class I	61,147	636,444	602,909

	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 2	29,755	213,169	200,847
Franklin Founding Funds Allocation VIP Class 4	Franklin Founding Funds Allocation VIP Class 4	1,854,391	12,568,043	12,739,664
Franklin Income VIP Class 2	Franklin Income VIP Class 2	66,529	997,873	944,715
Franklin Mutual Global Discovery VIP Class 2	Franklin Mutual Global Discovery VIP Class 2	247,317	5,309,144	4,790,523
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends VIP Class 2	274,269	7,234,165	6,779,917
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	403,622	7,037,178	6,377,232

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	1,404,097	24,029,351	24,726,141

	Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Ivy Funds VIP Asset Strategy	53,059	560,978	440,592
Ivy Funds VIP Energy	Ivy Funds VIP Energy *	28,962	155,804	145,976

	Janus Aspen Series
Janus Aspen Series Balanced Service Shares	Janus Aspen Series Balanced Service Shares	2,381,831	76,762,318	75,289,668
Janus Aspen Series Flexible Bond Service Shares	Janus Aspen Series Flexible Bond Service Shares	109,572	1,426,636	1,387,177

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Global Allocation Class 2	JPMorgan Insurance Trust Global Allocation Class 2	24,208	364,869	349,802
JPMorgan Insurance Trust Income Builder Class 2	JPMorgan Insurance Trust Income Builder Class 2	26,695	264,205	257,072

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	1,260	36,685	32,697

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	158,682	1,947,791	1,767,714
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	44,113	735,453	680,218
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	172,777	2,879,395	2,807,633

See Notes to Financial Statements	G-2	See explanation of symbol on page G-3

SEPARATE ACCOUNT A

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	1,110,913	$24,710,200	$24,728,932
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	101,393	3,194,959	2,550,039
MFS Value Series - Service Class	MFS Value Series - Service Class	39,030	599,294	707,232

	MFS Variable Insurance Trust II
MFS Massachusetts Investors Growth Stock - Service Class	MFS Massachusetts Investors Growth Stock - Service Class	34,083	592,139	552,833

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares*	1,306	50,251	49,093

	PIMCO Variable Insurance Trust
PIMCO All Asset All Authority - Advisor Class	PIMCO All Asset All Authority - Advisor Class	4,262	36,937	32,564
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	40,539	416,215	283,365

	Schwab VIT Portfolios
Schwab VIT Balanced	Schwab VIT Balanced	320,411	3,523,236	3,604,620
Schwab VIT Balanced with Growth	Schwab VIT Balanced with Growth	591,475	6,966,983	6,979,402
Schwab VIT Growth	Schwab VIT Growth	334,053	3,994,333	4,175,657

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Class S	Van Eck VIP Global Hard Assets Class S	53,228	1,274,671	870,274

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios/funds during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	G-3

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	Variable Accounts
	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
ASSETS
Investments in mutual funds, at value	$30,892	$6,636,910	$1,592,790	$5,496,166	$5,850,950	$7,553,075
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	485	3,151	2,061
Investments sold	1	330	58	-	-	-
Total Assets	30,893	6,637,240	1,592,848	5,496,651	5,854,101	7,555,136
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	3	436	147	-	-	-
Investments purchased	-	-	-	496	3,073	2,088
Total Liabilities	3	436	147	496	3,073	2,088
NET ASSETS	$30,890	$6,636,804	$1,592,701	$5,496,155	$5,851,028	$7,553,048
NET ASSETS CONSIST OF:
Accumulation units	$30,890	$6,636,804	$1,592,701	$5,496,155	$5,851,028	$7,553,048
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$30,890	$6,636,804	$1,592,701	$5,496,155	$5,851,028	$7,553,048
Units Outstanding	3,205	560,594	159,406	563,420	460,301	553,381
Accumulation Unit Values	$9.63 - $9.64	$10.09 - $14.40	$9.86 - $10.24	$9.11 - $11.40	$9.34 - $21.15	$8.57 - $21.90
Cost of Investments	$31,206	$6,268,798	$1,575,363	$5,397,094	$5,036,693	$7,738,549
	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth
ASSETS
Investments in mutual funds, at value	$701,309	$13,832,507	$8,981,069	$769,503	$3,060,380	$9,642,377
Receivables:
Due from Pacific Life & Annuity Company	-	2,455	64	-	-	-
Investments sold	28	-	-	19	438	1,152
Total Assets	701,337	13,834,962	8,981,133	769,522	3,060,818	9,643,529
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	67	-	-	75	446	1,406
Investments purchased	-	2,660	221	-	-	-
Total Liabilities	67	2,660	221	75	446	1,406
NET ASSETS	$701,270	$13,832,302	$8,980,912	$769,447	$3,060,372	$9,642,123
NET ASSETS CONSIST OF:
Accumulation units	$701,270	$13,832,302	$8,974,227	$769,447	$3,060,372	$9,642,123
Contracts in payout (annuitization) period	-	-	6,685	-	-	-
NET ASSETS	$701,270	$13,832,302	$8,980,912	$769,447	$3,060,372	$9,642,123
Units Outstanding	76,059	1,037,994	893,536	88,290	213,733	678,979
Accumulation Unit Values	$8.51 - $9.71	$9.65 - $24.63	$9.62 - $12.09	$8.19 - $9.37	$11.78 - $18.60	$12.74 - $19.38
Cost of Investments	$733,607	$12,583,203	$8,737,597	$829,922	$1,843,565	$7,346,208

See Notes to Financial Statements	H-1

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap
ASSETS
Investments in mutual funds, at value	$32,999,170	$3,333,884	$3,807,288	$4,391,542	$4,834,713	$2,276,666
Receivables:
Due from Pacific Life & Annuity Company	4,367	-	-	-	-	-
Investments sold	-	1,210	156	2	6	181
Total Assets	33,003,537	3,335,094	3,807,444	4,391,544	4,834,719	2,276,847
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	1,244	222	151	92	301
Investments purchased	4,646	-	-	-	-	-
Total Liabilities	4,646	1,244	222	151	92	301
NET ASSETS	$32,998,891	$3,333,850	$3,807,222	$4,391,393	$4,834,627	$2,276,546
NET ASSETS CONSIST OF:
Accumulation units	$32,946,118	$3,183,328	$3,506,580	$4,240,867	$4,834,627	$2,276,546
Contracts in payout (annuitization) period	52,773	150,522	300,642	150,526	-	-
NET ASSETS	$32,998,891	$3,333,850	$3,807,222	$4,391,393	$4,834,627	$2,276,546
Units Outstanding	2,389,359	190,795	245,757	305,199	344,106	164,340
Accumulation Unit Values	$12.95 - $34.20	$13.02 - $27.98	$14.01 - $38.55	$11.63 - $17.78	$12.19 - $21.41	$12.92 - $17.78
Cost of Investments	$28,827,853	$2,126,926	$3,188,389	$3,217,396	$3,193,904	$1,967,476
	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth
ASSETS
Investments in mutual funds, at value	$2,957,087	$4,687,160	$4,634,058	$2,414,413	$943,638	$2,869,265
Receivables:
Due from Pacific Life & Annuity Company	-	-	111	-	162	1,546
Investments sold	413	622	-	166	-	-
Total Assets	2,957,500	4,687,782	4,634,169	2,414,579	943,800	2,870,811
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	448	735	-	162	-	-
Investments purchased	-	-	178	-	135	1,617
Total Liabilities	448	735	178	162	135	1,617
NET ASSETS	$2,957,052	$4,687,047	$4,633,991	$2,414,417	$943,665	$2,869,194
NET ASSETS CONSIST OF:
Accumulation units	$2,807,511	$4,386,932	$4,633,991	$2,414,417	$943,665	$2,869,194
Contracts in payout (annuitization) period	149,541	300,115	-	-	-	-
NET ASSETS	$2,957,052	$4,687,047	$4,633,991	$2,414,417	$943,665	$2,869,194
Units Outstanding	188,783	322,367	336,671	149,988	68,695	231,229
Accumulation Unit Values	$13.26 - $28.41	$11.78 - $30.59	$11.17 - $17.64	$12.12 - $23.96	$11.31 - $20.54	$10.90 - $16.96
Cost of Investments	$1,757,350	$3,561,905	$3,420,571	$1,964,333	$732,014	$2,316,908

See Notes to Financial Statements	H-2

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$3,901,628	$2,894,325	$498,299	$5,139,387	$6,241,568	$2,254,514
Receivables:
Due from Pacific Life & Annuity Company	865	184	-	-	-	-
Investments sold	-	-	20	514	338	183
Total Assets	3,902,493	2,894,509	498,319	5,139,901	6,241,906	2,254,697
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	-	49	580	505	238
Investments purchased	867	42	-	-	-	-
Total Liabilities	867	42	49	580	505	238
NET ASSETS	$3,901,626	$2,894,467	$498,270	$5,139,321	$6,241,401	$2,254,459
NET ASSETS CONSIST OF:
Accumulation units	$3,901,626	$2,894,467	$498,270	$5,139,321	$6,241,401	$1,952,494
Contracts in payout (annuitization) period	-	-	-	-	-	301,965
NET ASSETS	$3,901,626	$2,894,467	$498,270	$5,139,321	$6,241,401	$2,254,459
Units Outstanding	265,374	181,602	40,726	411,445	506,410	188,628
Accumulation Unit Values	$11.99 - $24.46	$11.71 - $36.68	$12.10 - $12.31	$8.14 - $50.92	$10.16 - $20.64	$9.57 - $15.90
Cost of Investments	$3,106,543	$1,976,872	$483,139	$4,499,350	$5,165,420	$1,872,512
	International Value	Health Sciences	Real Estate	Technology	Absolute Return	Currency Strategies
ASSETS
Investments in mutual funds, at value	$3,078,996	$18,087,902	$6,635,006	$2,550,774	$6,929	$184,638
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	-	33
Investments sold	75	2,325	1,846	12	-	-
Total Assets	3,079,071	18,090,227	6,636,852	2,550,786	6,929	184,671
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	67	2,878	1,845	133	1	-
Investments purchased	-	-	-	-	-	31
Total Liabilities	67	2,878	1,845	133	1	31
NET ASSETS	$3,079,004	$18,087,349	$6,635,007	$2,550,653	$6,928	$184,640
NET ASSETS CONSIST OF:
Accumulation units	$3,079,004	$17,592,268	$6,593,622	$2,550,653	$6,928	$184,640
Contracts in payout (annuitization) period	-	495,081	41,385	-	-	-
NET ASSETS	$3,079,004	$18,087,349	$6,635,007	$2,550,653	$6,928	$184,640
Units Outstanding	332,798	816,019	459,686	206,048	725	18,103
Accumulation Unit Values	$6.27 - $12.42	$16.68 - $47.25	$11.49 - $49.92	$7.41 - $14.21	$9.53 - $9.57	$10.07 - $10.37
Cost of Investments	$2,637,402	$12,417,404	$4,297,238	$2,147,480	$6,974	$170,764

See Notes to Financial Statements	H-3

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
ASSETS
Investments in mutual funds, at value	$2,555,581	$709,208	$35,960,188	$99,803,463	$20,222,067	$85,084,143
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	7,894	-	-
Investments sold	106	-	2,650	-	31	272,507
Total Assets	2,555,687	709,208	35,962,838	99,811,357	20,222,098	85,356,650
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	272	25	3,041	-	517	272,504
Investments purchased	-	13	-	8,879	-	-
Total Liabilities	272	38	3,041	8,879	517	272,504
NET ASSETS	$2,555,415	$709,170	$35,959,797	$99,802,478	$20,221,581	$85,084,146
NET ASSETS CONSIST OF:
Accumulation units	$1,954,960	$709,170	$35,959,797	$99,802,478	$20,221,581	$85,084,146
Contracts in payout (annuitization) period	600,455	-	-	-	-	-
NET ASSETS	$2,555,415	$709,170	$35,959,797	$99,802,478	$20,221,581	$85,084,146
Units Outstanding	222,410	69,668	2,919,205	7,630,663	1,361,612	7,941,851
Accumulation Unit Values	$11.46 - $11.52	$10.02 - $10.60	$10.41 - $15.00	$10.71 - $17.42	$11.01 - $19.15	$9.86 - $11.45
Cost of Investments	$2,553,234	$658,804	$33,568,246	$91,144,092	$17,682,093	$74,324,731
	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Equity and Income Series II
ASSETS
Investments in mutual funds, at value	$186,391,002	$605,134,638	$457,757,386	$115,944,616	$17,302,722	$453,808
Receivables:
Due from Pacific Life & Annuity Company	207,079	-	-	-	2,490	557
Investments sold	-	53,471	73,314	25,110	-	-
Total Assets	186,598,081	605,188,109	457,830,700	115,969,726	17,305,212	454,365
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	-	51,894	72,233	24,662	-	-
Investments purchased	207,364	-	-	-	2,754	586
Total Liabilities	207,364	51,894	72,233	24,662	2,754	586
NET ASSETS	$186,390,717	$605,136,215	$457,758,467	$115,945,064	$17,302,458	$453,779
NET ASSETS CONSIST OF:
Accumulation units	$186,390,717	$605,136,215	$457,710,218	$115,945,064	$17,302,458	$453,779
Contracts in payout (annuitization) period	-	-	48,249	-	-	-
NET ASSETS	$186,390,717	$605,136,215	$457,758,467	$115,945,064	$17,302,458	$453,779
Units Outstanding	16,700,407	52,508,499	38,578,679	9,742,780	1,432,890	45,239
Accumulation Unit Values	$10.28 - $12.03	$10.64 - $12.79	$11.05 - $13.63	$11.28 - $14.20	$9.56 - $17.04	$9.82 - $10.15
Cost of Investments	$155,034,823	$477,748,640	$344,454,882	$85,567,449	$19,857,089	$507,156

See Notes to Financial Statements	H-4

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Invesco V.I. Global Real Estate Series II	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Blue Chip Income and Growth Fund Class 4	American Funds IS Capital Income Builder Class 4	American Funds IS Global Balanced Fund Class 4
ASSETS
Investments in mutual funds, at value	$151,208	$3,373,318	$151,180,771	$9,358	$1,637,484	$15,174
Receivables:
Due from Pacific Life & Annuity Company	-	522	-	-	156	-
Investments sold	6	-	39,916	-	-	-
Total Assets	151,214	3,373,840	151,220,687	9,358	1,637,640	15,174
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	15	-	42,926	-	-	-
Investments purchased	-	689	-	-	243	-
Total Liabilities	15	689	42,926	-	243	-
NET ASSETS	$151,199	$3,373,151	$151,177,761	$9,358	$1,637,397	$15,174
NET ASSETS CONSIST OF:
Accumulation units	$151,199	$3,347,138	$151,125,486	$9,358	$1,637,397	$15,174
Contracts in payout (annuitization) period	-	26,013	52,275	-	-	-
NET ASSETS	$151,199	$3,373,151	$151,177,761	$9,358	$1,637,397	$15,174
Units Outstanding	16,152	255,990	15,387,942	959	170,738	1,546
Accumulation Unit Values	$9.34 - $9.42	$12.72 - $14.39	$9.81 - $10.41	$9.76 - $9.76	$9.50 - $9.68	$9.82 - $9.82
Cost of Investments	$154,269	$3,325,457	$155,735,131	$9,418	$1,731,732	$15,274
	American Funds IS Global Growth Fund Class 4	American Funds IS Global Growth and Income Fund Class 4	American Funds IS Global Small Capitalization Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	American Funds IS High-Income Bond Fund Class 4
ASSETS
Investments in mutual funds, at value	$1,985,676	$135,370	$1,995	$8,574,918	$7,201,378	$24,252
Receivables:
Investments sold	85	5	-	3,583	2,550	1
Total Assets	1,985,761	135,375	1,995	8,578,501	7,203,928	24,253
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	192	11	-	4,649	3,394	4
Total Liabilities	192	11	-	4,649	3,394	4
NET ASSETS	$1,985,569	$135,364	$1,995	$8,573,852	$7,200,534	$24,249
NET ASSETS CONSIST OF:
Accumulation units	$1,835,048	$135,364	$1,995	$8,423,764	$7,200,534	$24,249
Contracts in payout (annuitization) period	150,521	-	-	150,088	-	-
NET ASSETS	$1,985,569	$135,364	$1,995	$8,573,852	$7,200,534	$24,249
Units Outstanding	177,467	13,842	202	864,241	734,774	2,561
Accumulation Unit Values	$10.91 -$11.28	$9.77 - $9.79	$9.86 - $9.86	$9.91 - $11.43	$9.79 - $10.85	$9.47 - $9.47
Cost of Investments	$1,995,829	$138,315	$1,999	$8,684,265	$7,415,594	$24,182

See Notes to Financial Statements	H-5

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	American Funds IS International Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Capital Appreciation V.I. Class III
ASSETS
Investments in mutual funds, at value	$1,031,881	$658,440	$4,930,560	$1,201,577	$1,739,953	$419,958
Receivables:
Investments sold	19	23	16	45	67	623
Total Assets	1,031,900	658,463	4,930,576	1,201,622	1,740,020	420,581
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	73	48	217	133	137	637
Total Liabilities	73	48	217	133	137	637
NET ASSETS	$1,031,827	$658,415	$4,930,359	$1,201,489	$1,739,883	$419,944
NET ASSETS CONSIST OF:
Accumulation units	$1,031,827	$658,415	$4,930,359	$1,201,489	$1,739,883	$419,944
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$1,031,827	$658,415	$4,930,359	$1,201,489	$1,739,883	$419,944
Units Outstanding	114,742	72,547	483,241	136,902	170,756	24,858
Accumulation Unit Values	$8.94 - $9.13	$8.68 - $9.28	$10.09 - $10.25	$8.72 - $8.96	$10.07 - $10.22	$14.62 - $18.97
Cost of Investments	$1,205,240	$746,894	$5,073,691	$1,225,720	$1,763,354	$409,406
	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Fidelity VIP Contrafund Service Class 2
ASSETS
Investments in mutual funds, at value	$152,418,749	$895,036	$1,264,627	$249,097	$438,026	$9,555,594
Receivables:
Due from Pacific Life & Annuity Company	-	-	198	-	-	834
Investments sold	93	31	-	9	15	-
Total Assets	152,418,842	895,067	1,264,825	249,106	438,041	9,556,428
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	573	73	-	20	28	-
Investments purchased	-	-	256	-	-	1,251
Total Liabilities	573	73	256	20	28	1,251
NET ASSETS	$152,418,269	$894,994	$1,264,569	$249,086	$438,013	$9,555,177
NET ASSETS CONSIST OF:
Accumulation units	$152,418,269	$894,994	$1,264,569	$249,086	$438,013	$9,229,655
Contracts in payout (annuitization) period	-	-	-	-	-	325,522
NET ASSETS	$152,418,269	$894,994	$1,264,569	$249,086	$438,013	$9,555,177
Units Outstanding	13,710,464	89,490	132,947	25,460	47,657	723,581
Accumulation Unit Values	$10.39 - $12.56	$9.93 - $10.15	$9.46 - $9.55	$9.75 - $9.80	$9.14 - $9.21	$12.89 - $13.84
Cost of Investments	$162,191,199	$937,712	$1,322,474	$257,631	$466,268	$9,500,729

See Notes to Financial Statements	H-6

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Strategic Income Service Class 2	First Trust Dorsey Wright Tactical Core Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust Multi Income Allocation Class I
ASSETS
Investments in mutual funds, at value	$21,638,040	$6,528,355	$1,999,731	$609,772	$10,357,015	$602,909
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	5,987	1,102	245
Investments sold	-	278,894	71	-	-	-
Total Assets	21,638,040	6,807,249	1,999,802	615,759	10,358,117	603,154
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	106	278,964	197	-	-	-
Investments purchased	305	-	-	6,008	1,432	277
Total Liabilities	411	278,964	197	6,008	1,432	277
NET ASSETS	$21,637,629	$6,528,285	$1,999,605	$609,751	$10,356,685	$602,877
NET ASSETS CONSIST OF:
Accumulation units	$21,637,629	$6,528,285	$1,993,057	$609,751	$10,356,685	$602,877
Contracts in payout (annuitization) period	-	-	6,548	-	-	-
NET ASSETS	$21,637,629	$6,528,285	$1,999,605	$609,751	$10,356,685	$602,877
Units Outstanding	1,856,573	667,766	203,094	61,410	885,025	61,019
Accumulation Unit Values	$11.20 - $12.70	$9.68 - $9.94	$9.73 - $10.04	$9.93 - $9.93	$11.12 - $12.68	$9.84 - $9.92
Cost of Investments	$22,382,970	$6,528,355	$2,134,707	$620,187	$9,984,688	$636,444
	Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 4	Franklin Income VIP Class 2	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2
ASSETS
Investments in mutual funds, at value	$200,847	$12,739,664	$944,715	$4,790,523	$6,779,917	$6,377,232
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	44,058	44,976
Investments sold	6	188	34	601	-	-
Total Assets	200,853	12,739,852	944,749	4,791,124	6,823,975	6,422,208
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	13	258	78	769	-	-
Investments purchased	-	-	-	-	44,329	45,331
Total Liabilities	13	258	78	769	44,329	45,331
NET ASSETS	$200,840	$12,739,594	$944,671	$4,790,355	$6,779,646	$6,376,877
NET ASSETS CONSIST OF:
Accumulation units	$200,840	$12,739,594	$944,671	$4,765,454	$6,779,646	$6,376,877
Contracts in payout (annuitization) period	-	-	-	24,901	-	-
NET ASSETS	$200,840	$12,739,594	$944,671	$4,790,355	$6,779,646	$6,376,877
Units Outstanding	15,205	1,127,402	105,412	395,268	566,746	682,261
Accumulation Unit Values	$12.58 - $14.08	$10.40 - $13.97	$8.93 - $8.97	$11.19 - $15.59	$11.70 - $13.14	$9.16 - $11.97
Cost of Investments	$213,169	$12,568,043	$997,873	$5,309,144	$7,234,165	$7,037,178

See Notes to Financial Statements	H-7

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	GE Investments Total Return Class 3	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Energy	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares	JPMorgan Insurance Trust Global Allocation Class 2
ASSETS
Investments in mutual funds, at value	$24,726,141	$440,592	$145,976	$75,289,668	$1,387,177	$349,802
Receivables:
Due from Pacific Life & Annuity Company	-	257	-	70,835	-	-
Investments sold	603	-	5	-	52	11
Total Assets	24,726,744	440,849	145,981	75,360,503	1,387,229	349,813
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	779	-	14	-	120	25
Investments purchased	-	286	-	71,794	-	-
Total Liabilities	779	286	14	71,794	120	25
NET ASSETS	$24,725,965	$440,563	$145,967	$75,288,709	$1,387,109	$349,788
NET ASSETS CONSIST OF:
Accumulation units	$24,725,965	$440,563	$145,967	$75,288,709	$1,387,109	$349,788
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$24,725,965	$440,563	$145,967	$75,288,709	$1,387,109	$349,788
Units Outstanding	1,806,397	50,136	20,937	6,334,178	139,638	37,163
Accumulation Unit Values	$10.67 - $17.42	$8.72 - $8.81	$6.96 - $6.98	$11.53 - $12.70	$9.86 - $9.98	$9.39 - $9.41
Cost of Investments	$24,029,351	$560,978	$155,804	$76,762,318	$1,426,636	$364,869
	JPMorgan Insurance Trust Income Builder Class 2	ClearBridge Variable Aggressive Growth - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Total Return Series - Service Class
ASSETS
Investments in mutual funds, at value	$257,072	$32,697	$1,767,714	$680,218	$2,807,633	$24,728,932
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	992	485
Investments sold	9	2	63	121	-	-
Total Assets	257,081	32,699	1,767,777	680,339	2,808,625	24,729,417
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	25	4	167	141	-	-
Investments purchased	-	-	-	-	1,097	881
Total Liabilities	25	4	167	141	1,097	881
NET ASSETS	$257,056	$32,695	$1,767,610	$680,198	$2,807,528	$24,728,536
NET ASSETS CONSIST OF:
Accumulation units	$257,056	$32,695	$1,760,970	$680,198	$2,807,528	$24,728,536
Contracts in payout (annuitization) period	-	-	6,640	-	-	-
NET ASSETS	$257,056	$32,695	$1,767,610	$680,198	$2,807,528	$24,728,536
Units Outstanding	26,990	3,319	170,212	65,474	263,437	2,037,216
Accumulation Unit Values	$9.49 - $9.53	$9.85 - $9.85	$10.12 - $10.94	$8.77 - $12.76	$9.88 - $12.07	$11.26 - $13.86
Cost of Investments	$264,205	$36,685	$1,947,791	$735,453	$2,879,395	$24,710,200

See Notes to Financial Statements	H-8

SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2015

	Variable Accounts
	MFS Utilities Series - Service Class	MFS Value Series - Service Class	MFS Massachusetts Investors Growth Stock - Service Class	Oppenheimer Global Fund/VA Service Shares	PIMCO All Asset All Authority - Advisor Class	PIMCO Commodity- RealReturn Strategy - Advisor Class
ASSETS
Investments in mutual funds, at value	$2,550,039	$707,232	$552,833	$49,093	$32,564	$283,365
Receivables:
Due from Pacific Life & Annuity Company	-	-	-	-	296	-
Investments sold	57	755	69	2	-	10
Total Assets	2,550,096	707,987	552,902	49,095	32,860	283,375
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	215	775	104	4	-	27
Investments purchased	-	-	-	-	300	-
Total Liabilities	215	775	104	4	300	27
NET ASSETS	$2,549,881	$707,212	$552,798	$49,091	$32,560	$283,348
NET ASSETS CONSIST OF:
Accumulation units	$2,549,881	$707,212	$552,798	$49,091	$32,560	$283,348
Contracts in payout (annuitization) period	-	-	-	-	-	-
NET ASSETS	$2,549,881	$707,212	$552,798	$49,091	$32,560	$283,348
Units Outstanding	255,467	42,304	56,536	5,045	4,033	55,074
Accumulation Unit Values	$9.69 - $11.19	$15.85 - $19.05	$9.77 - $9.78	$9.73 - $9.74	$8.04 - $8.08	$4.87 - $5.25
Cost of Investments	$3,194,959	$599,294	$592,139	$50,251	$36,937	$416,215
	Schwab VIT Balanced	Schwab VIT Balanced with Growth	Schwab VIT Growth	Van Eck VIP Global Hard Assets Class S
ASSETS
Investments in mutual funds, at value	$3,604,620	$6,979,402	$4,175,657	$870,274
Receivables:
Investments sold	59	115	69	31
Total Assets	3,604,679	6,979,517	4,175,726	870,305
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	128	163	72	70
Total Liabilities	128	163	72	70
NET ASSETS	$3,604,551	$6,979,354	$4,175,654	$870,235
NET ASSETS CONSIST OF:
Accumulation units	$3,604,551	$6,979,354	$4,175,654	$870,235
Contracts in payout (annuitization) period	-	-	-	-
NET ASSETS	$3,604,551	$6,979,354	$4,175,654	$870,235
Units Outstanding	325,670	602,907	341,795	148,490
Accumulation Unit Values	$11.07 - $11.07	$11.58 - $11.58	$12.22 - $12.22	$5.44 - $5.93
Cost of Investments	$3,523,236	$6,966,983	$3,994,333	$1,274,671

See Notes to Financial Statements	H-9

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Core Income (1)	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	85	77,863	16,897	65,781	72,334	109,779
Administrative fees	22	13,184	3,723	12,947	13,353	18,955
Total Expenses	107	91,047	20,620	78,728	85,687	128,734
Net Investment Income (Loss)	(107)	(91,047)	(20,620)	(78,728)	(85,687)	(128,734)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2)	(11,274)	(1,478)	(4,628)	(23,372)	(68,524)
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(2)	(11,274)	(1,478)	(4,628)	(23,372)	(68,524)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(314)	58,629	11,967	(57,517)	(268,295)	(198,322)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($423)	($43,692)	($10,131)	($140,873)	($377,354)	($395,580)
	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Dividend Growth
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	10,024	168,178	88,479	11,456	34,931	97,878
Administrative fees	1,757	29,914	17,161	1,968	6,955	18,792
Total Expenses	11,781	198,092	105,640	13,424	41,886	116,670
Net Investment Income (Loss)	(11,781)	(198,092)	(105,640)	(13,424)	(41,886)	(116,670)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(15,864)	(11,964)	(642)	(28,405)	(14,927)	(20,428)
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(15,864)	(11,964)	(642)	(28,405)	(14,927)	(20,428)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(9,005)	68,498	19,728	(6,960)	(178,597)	168,075
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($36,650)	($141,558)	($86,554)	($48,789)	($235,410)	$30,977
	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	300,830	39,003	35,379	41,083	53,591	21,865
Administrative fees	63,427	6,446	6,442	8,281	9,851	4,338
Total Expenses	364,257	45,449	41,821	49,364	63,442	26,203
Net Investment Income (Loss)	(364,257)	(45,449)	(41,821)	(49,364)	(63,442)	(26,203)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(161,918)	41,613	57,391	(33,100)	14,629	(15,786)
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(161,918)	41,613	57,391	(33,100)	14,629	(15,786)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	426,706	238,837	203,824	178,967	(148,746)	(63,422)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($99,469)	$235,001	$219,394	$96,503	($197,559)	($105,411)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-10

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity	Small-Cap Growth
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	26,293	50,258	55,952	27,244	13,192	36,959
Administrative fees	5,056	8,938	10,286	5,273	2,542	7,078
Total Expenses	31,349	59,196	66,238	32,517	15,734	44,037
Net Investment Income (Loss)	(31,349)	(59,196)	(66,238)	(32,517)	(15,734)	(44,037)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,731)	(4,711)	(73,566)	(3,019)	23,155	(75,000)
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(3,731)	(4,711)	(73,566)	(3,019)	23,155	(75,000)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	69,833	71,838	(248,458)	(6,880)	(89,135)	(249,948)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,753	$7,931	($388,262)	($42,416)	($81,714)	($368,985)
	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	37,685	33,424	5,850	65,312	68,939	24,024
Administrative fees	8,397	6,582	1,171	11,247	13,452	4,044
Total Expenses	46,082	40,006	7,021	76,559	82,391	28,068
Net Investment Income (Loss)	(46,082)	(40,006)	(7,021)	(76,559)	(82,391)	(28,068)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(6,234)	(2,360)	(1,346)	(118,593)	(26,050)	(62,540)
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(6,234)	(2,360)	(1,346)	(118,593)	(26,050)	(62,540)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(195,690)	(132,979)	(22,955)	(653,193)	(101,438)	74,725
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($248,006)	($175,345)	($31,322)	($848,345)	($209,879)	($15,883)
	International Value	Health Sciences	Real Estate	Technology	Absolute Return (2)	Currency Strategies
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	37,377	184,234	74,869	32,720	15	3,026
Administrative fees	6,905	32,816	13,957	5,766	3	556
Total Expenses	44,282	217,050	88,826	38,486	18	3,582
Net Investment Income (Loss)	(44,282)	(217,050)	(88,826)	(38,486)	(18)	(3,582)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(61,402)	(151,164)	(842)	(65,149)	(1)	620
Capital gains distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(61,402)	(151,164)	(842)	(65,149)	(1)	620
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(66,087)	1,195,056	91,214	(73,313)	(45)	1,524
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($171,771)	$826,842	$1,546	($176,948)	($64)	($1,438)

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-11

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Equity Long/Short (1)	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$-	$-
EXPENSES
Mortality and expense risk	1,152	8,246	392,948	1,069,026	223,361	1,208,741
Administrative fees	206	1,762	72,267	194,790	39,571	202,853
Total Expenses	1,358	10,008	465,215	1,263,816	262,932	1,411,594
Net Investment Income (Loss)	(1,358)	(10,008)	(465,215)	(1,263,816)	(262,932)	(1,411,594)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(58)	(1,799)	(44,581)	(113,022)	(33,079)	1,744,638
Capital gains distributions (2)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(58)	(1,799)	(44,581)	(113,022)	(33,079)	1,744,638
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,347	18,523	(400,847)	(1,904,876)	(560,261)	(1,511,607)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$931	$6,716	($910,643)	($3,281,714)	($856,272)	($1,178,563)
	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Equity and Income Series II
INVESTMENT INCOME
Dividends (2)	$-	$-	$-	$-	$694,430	$7,976
EXPENSES
Mortality and expense risk	2,463,999	8,787,936	6,716,786	1,805,683	208,697	3,327
Administrative fees	411,445	1,462,880	1,111,474	298,343	38,535	677
Total Expenses	2,875,444	10,250,816	7,828,260	2,104,026	247,232	4,004
Net Investment Income (Loss)	(2,875,444)	(10,250,816)	(7,828,260)	(2,104,026)	447,198	3,972
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,187,534	15,039,793	11,980,063	4,718,656	(195,772)	(777)
Capital gains distributions (2)	-	-	-	-	1,565,523	30,816
Realized Gain (Loss) on Investments	2,187,534	15,039,793	11,980,063	4,718,656	1,369,751	30,039
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,777,521)	(16,452,858)	(12,980,329)	(5,512,397)	(2,891,059)	(48,457)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,465,431)	($11,663,881)	($8,828,526)	($2,897,767)	($1,074,110)	($14,446)
	Invesco V.I. Global Real Estate Series II (1)	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Blue Chip Income and Growth Fund Class 4 (1)	American Funds IS Capital Income Builder Class 4	American Funds IS Global Balanced Fund Class 4 (1)
INVESTMENT INCOME
Dividends (2)	$2,115	$44,942	$2,245,224	$-	$31,613	$-
EXPENSES
Mortality and expense risk	382	33,671	298,257	1	12,612	-
Administrative fees	84	6,470	55,899	-	2,945	-
Total Expenses	466	40,141	354,156	1	15,557	-
Net Investment Income (Loss)	1,649	4,801	1,891,068	(1)	16,056	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(42)	(48,501)	(38,013)	-	(1,323)	1
Capital gains distributions (2)	-	139,457	7,735	-	-	-
Realized Gain (Loss) on Investments	(42)	90,956	(30,278)	-	(1,323)	1
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,061)	(195,760)	(4,554,595)	(60)	(89,544)	(100)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,454)	($100,003)	($2,693,805)	($61)	($74,811)	($99)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-12

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	American Funds IS Global Growth Fund Class 4	American Funds IS Global Growth and Income Fund Class 4 (1)	American Funds IS Global Small Capitalization Fund Class 4 (1)	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4 (1)	American Funds IS High-Income Bond Fund Class 4 (1)
INVESTMENT INCOME
Dividends (2)	$23,774	$1,624	$-	$67,038	$88,320	$-
EXPENSES
Mortality and expense risk	14,536	188	1	19,103	14,029	2
Administrative fees	2,423	20	-	3,504	2,666	-
Total Expenses	16,959	208	1	22,607	16,695	2
Net Investment Income (Loss)	6,815	1,416	(1)	44,431	71,625	(2)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(111,564)	(4)	-	(17,007)	(1,323)	-
Capital gains distributions (2)	110,461	-	-	8,047	-	-
Realized Gain (Loss) on Investments	(1,103)	(4)	-	(8,960)	(1,323)	-
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,340)	(2,945)	(4)	(109,493)	(214,216)	70
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$372	($1,533)	($5)	($74,022)	($143,914)	$68
	American Funds IS International Fund Class 4	American Funds IS International Growth and Income Fund Class 4	American Funds IS Managed Risk Asset Allocation Fund Class P2	American Funds IS New World Fund Class 4	American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4	BlackRock Capital Appreciation V.I. Class III
INVESTMENT INCOME
Dividends (2)	$15,220	$13,877	$66,948	$7,556	$23,207	$-
EXPENSES
Mortality and expense risk	8,154	5,274	45,558	16,515	8,680	2,579
Administrative fees	1,688	1,291	10,425	2,909	1,733	579
Total Expenses	9,842	6,565	55,983	19,424	10,413	3,158
Net Investment Income (Loss)	5,378	7,312	10,965	(11,868)	12,794	(3,158)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(13,149)	(6,229)	(21,370)	(222,919)	(1,762)	(1,151)
Capital gains distributions (2)	48,884	12,405	90,478	84,454	5,471	32,675
Realized Gain (Loss) on Investments	35,735	6,176	69,108	(138,465)	3,709	31,524
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(157,856)	(73,437)	(195,611)	58,510	(24,006)	(6,134)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($116,743)	($59,949)	($115,538)	($91,823)	($7,503)	$22,232
	BlackRock Global Allocation V.I. Class III	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Fidelity VIP Contrafund Service Class 2
INVESTMENT INCOME
Dividends (2)	$1,639,990	$27,234	$23,303	$4,731	$7,945	$66,542
EXPENSES
Mortality and expense risk	1,782,274	9,445	13,327	2,369	6,545	80,529
Administrative fees	332,887	1,690	2,436	511	1,108	16,640
Total Expenses	2,115,161	11,135	15,763	2,880	7,653	97,169
Net Investment Income (Loss)	(475,171)	16,099	7,540	1,851	292	(30,627)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,636,452)	(38,554)	(68,722)	(997)	(121,415)	(182,100)
Capital gains distributions (2)	9,365,590	-	-	-	-	619,806
Realized Gain (Loss) on Investments	7,729,138	(38,554)	(68,722)	(997)	(121,415)	437,706
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(11,185,350)	(39,505)	(49,343)	(8,199)	(27,636)	(521,240)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,931,383)	($61,960)	($110,525)	($7,345)	($148,759)	($114,161)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-13

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	Fidelity VIP FundsManager 60% Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Strategic Income Service Class 2	First Trust Dorsey Wright Tactical Core Class I (1)	First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust Multi Income Allocation Class I
INVESTMENT INCOME
Dividends (2)	$210,397	$528	$53,746	$-	$227,843	$11,459
EXPENSES
Mortality and expense risk	216,744	63,586	17,835	737	112,745	5,116
Administrative fees	43,434	11,183	4,001	194	21,908	1,091
Total Expenses	260,178	74,769	21,836	931	134,653	6,207
Net Investment Income (Loss)	(49,781)	(74,241)	31,910	(931)	93,190	5,252
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(80,187)	-	(47,031)	(12)	(70,950)	(396)
Capital gains distributions (2)	1,191,274	-	4,602	-	167,444	-
Realized Gain (Loss) on Investments	1,111,087	-	(42,429)	(12)	96,494	(396)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,382,879)	-	(64,990)	(10,415)	(377,836)	(33,020)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($321,573)	($74,241)	($75,509)	($11,358)	($188,152)	($28,164)
	Franklin Founding Funds Allocation VIP Class 2	Franklin Founding Funds Allocation VIP Class 4	Franklin Income VIP Class 2 (1)	Franklin Mutual Global Discovery VIP Class 2	Franklin Rising Dividends VIP Class 2	Templeton Global Bond VIP Class 2
INVESTMENT INCOME
Dividends (2)	$4,701	$384,421	$14,791	$145,854	$80,186	$409,245
EXPENSES
Mortality and expense risk	1,465	167,372	4,234	52,120	61,674	59,181
Administrative fees	255	29,074	936	10,839	13,479	12,751
Total Expenses	1,720	196,446	5,170	62,959	75,153	71,932
Net Investment Income (Loss)	2,981	187,975	9,621	82,895	5,033	337,313
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(827)	(95,232)	(17,221)	(171,409)	(79,536)	(106,684)
Capital gains distributions (2)	257	22,074	-	293,554	593,440	26,580
Realized Gain (Loss) on Investments	(570)	(73,158)	(17,221)	122,145	513,904	(80,104)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(16,301)	(1,183,835)	(53,158)	(487,688)	(812,164)	(594,945)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($13,890)	($1,069,018)	($60,758)	($282,648)	($293,227)	($337,736)
	GE Investments Total Return Class 3	Ivy Funds VIP Asset Strategy	Ivy Funds VIP Energy (1)	Janus Aspen Series Balanced Service Shares	Janus Aspen Series Flexible Bond Service Shares	JPMorgan Insurance Trust Global Allocation Class 2 (1)
INVESTMENT INCOME
Dividends (2)	$392,530	$1,542	$-	$880,063	$24,785	$4,882
EXPENSES
Mortality and expense risk	312,878	4,344	924	647,129	15,417	1,636
Administrative fees	53,228	976	161	130,119	3,001	258
Total Expenses	366,106	5,320	1,085	777,248	18,418	1,894
Net Investment Income (Loss)	26,424	(3,778)	(1,085)	102,815	6,367	2,988
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(98,076)	(8,208)	3,555	(238,964)	(6,441)	284
Capital gains distributions (2)	804,351	74,026	-	1,919,209	5,203	1,819
Realized Gain (Loss) on Investments	706,275	65,818	3,555	1,680,245	(1,238)	2,103
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,454,127)	(107,116)	(9,828)	(2,599,444)	(37,842)	(15,067)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($721,428)	($45,076)	($7,358)	($816,384)	($32,713)	($9,976)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-14

SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2015

	Variable Accounts
	JPMorgan Insurance Trust Income Builder Class 2 (1)	ClearBridge Variable Aggressive Growth - Class II (1)	Lord Abbett Bond Debenture Class VC	Lord Abbett International Core Equity Class VC	Lord Abbett Total Return Class VC	MFS Total Return Series - Service Class
INVESTMENT INCOME
Dividends (2)	$6,500	$23	$73,936	$10,639	$78,211	$587,129
EXPENSES
Mortality and expense risk	714	74	19,525	4,586	21,279	265,561
Administrative fees	186	7	4,013	984	4,730	49,796
Total Expenses	900	81	23,538	5,570	26,009	315,357
Net Investment Income (Loss)	5,600	(58)	50,398	5,069	52,202	271,772
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(30)	(3)	(69,891)	(5,749)	(13,817)	(145,195)
Capital gains distributions (2)	345	3,530	12,066	-	4,336	928,868
Realized Gain (Loss) on Investments	315	3,527	(57,825)	(5,749)	(9,481)	783,673
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(7,133)	(3,988)	(53,413)	(37,006)	(96,302)	(1,560,661)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,218)	($519)	($60,840)	($37,686)	($53,581)	($505,216)
	MFS Utilities Series - Service Class	MFS Value Series - Service Class	MFS Massachusetts Investors Growth Stock - Service Class (1)	Oppenheimer Global Fund/VA Service Shares (1)	PIMCO All Asset All Authority - Advisor Class	PIMCO Commodity- RealReturn Strategy - Advisor Class
INVESTMENT INCOME
Dividends (2)	$104,758	$15,467	$3,184	$-	$696	$12,777
EXPENSES
Mortality and expense risk	29,924	4,736	2,930	78	176	3,335
Administrative fees	5,979	1,082	693	13	43	710
Total Expenses	35,903	5,818	3,623	91	219	4,045
Net Investment Income (Loss)	68,855	9,649	(439)	(91)	477	8,732
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(81,617)	(3,957)	(19,390)	(3)	(46)	(45,236)
Capital gains distributions (2)	183,861	43,602	40,202	-	92	-
Realized Gain (Loss) on Investments	102,244	39,645	20,812	(3)	46	(45,236)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(621,991)	(60,704)	(39,306)	(1,158)	(4,120)	(60,309)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($450,892)	($11,410)	($18,933)	($1,252)	($3,597)	($96,813)
	Schwab VIT Balanced	Schwab VIT Balanced with Growth	Schwab VIT Growth	Van Eck VIP Global Hard Assets Class S
INVESTMENT INCOME
Dividends (2)	$36,511	$87,346	$52,359	$178
EXPENSES
Mortality and expense risk	12,873	23,309	14,369	8,960
Administrative fees	9,195	16,650	10,263	1,922
Total Expenses	22,068	39,959	24,632	10,882
Net Investment Income (Loss)	14,443	47,387	27,727	(10,704)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,370)	(8,542)	(3,549)	(88,073)
Capital gains distributions (2)	3,716	5,648	5,953	-
Realized Gain (Loss) on Investments	346	(2,894)	2,404	(88,073)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(110,376)	(305,511)	(167,220)	(278,422)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($95,587)	($261,018)	($137,089)	($377,199)

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-15

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Core Income (1)		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($107)		($91,047)	($64,115)	($20,620)	($12,766)
Realized gain (loss) on investments	(2)		(11,274)	(414)	(1,478)	3,434
Change in net unrealized appreciation (depreciation) on investments	(314)		58,629	284,339	11,967	(6,207)
Net Increase (Decrease) in Net Assets Resulting from Operations	(423)		(43,692)	219,810	(10,131)	(15,539)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	8,591		714,968	881,368	351,987	692,623
Transfers between variable and fixed accounts, net	22,723		692,166	1,803,579	(11,771)	(17,172)
Contract benefits and terminations (2)	-		(494,080)	(206,730)	(39,210)	(15,055)
Contract charges and deductions (2)	-		(8,895)	(7,105)	(273)	(276)
Other	(1)		(73)	(49)	(74)	(38)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	31,313		904,086	2,471,063	300,659	660,082
NET INCREASE (DECREASE) IN NET ASSETS	30,890		860,394	2,690,873	290,528	644,543
NET ASSETS
Beginning of Year or Period	-		5,776,410	3,085,537	1,302,173	657,630
End of Year or Period	$30,890		$6,636,804	$5,776,410	$1,592,701	$1,302,173

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($78,728)	($78,156)	($85,687)	($82,863)	($128,734)	($130,262)
Realized gain (loss) on investments	(4,628)	3,031	(23,372)	16,008	(68,524)	(39,794)
Change in net unrealized appreciation (depreciation) on investments	(57,517)	41,342	(268,295)	(25,166)	(198,322)	283,294
Net Increase (Decrease) in Net Assets Resulting from Operations	(140,873)	(33,783)	(377,354)	(92,021)	(395,580)	113,238
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	766,033	1,376,366	620,334	1,540,900	248,158	671,200
Transfers between variable and fixed accounts, net	(86,792)	103,292	148,446	(138,260)	(111,362)	153,127
Contract benefits and terminations (2)	(620,793)	(1,128,505)	(506,596)	(543,243)	(667,069)	(752,831)
Contract charges and deductions (2)	(5,758)	(6,932)	(13,101)	(13,225)	(13,214)	(12,579)
Other	(2)	(147)	(52)	(79)	20	255
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	52,688	344,074	249,031	846,093	(543,467)	59,172
NET INCREASE (DECREASE) IN NET ASSETS	(88,185)	310,291	(128,323)	754,072	(939,047)	172,410
NET ASSETS
Beginning of Year	5,584,340	5,274,049	5,979,351	5,225,279	8,492,095	8,319,685
End of Year	$5,496,155	$5,584,340	$5,851,028	$5,979,351	$7,553,048	$8,492,095

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-16

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($11,781)	($9,223)	($198,092)	($173,775)	($105,640)	($86,835)
Realized gain (loss) on investments	(15,864)	(2,222)	(11,964)	(4,075)	(642)	356
Change in net unrealized appreciation (depreciation) on investments	(9,005)	9,701	68,498	499,200	19,728	35,924
Net Increase (Decrease) in Net Assets Resulting from Operations	(36,650)	(1,744)	(141,558)	321,350	(86,554)	(50,555)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	43,997	101,235	933,542	1,914,453	811,643	1,795,851
Transfers between variable and fixed accounts, net	27,127	241,001	1,469,141	112,967	1,383,791	1,746,520
Contract benefits and terminations (1)	(108,190)	(37,315)	(917,717)	(801,008)	(1,037,476)	(652,246)
Contract charges and deductions (1)	(299)	(221)	(18,528)	(13,694)	(22,599)	(21,565)
Other	(42)	(13)	(307)	117	17	383
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(37,407)	304,687	1,466,131	1,212,835	1,135,376	2,868,943
NET INCREASE (DECREASE) IN NET ASSETS	(74,057)	302,943	1,324,573	1,534,185	1,048,822	2,818,388
NET ASSETS
Beginning of Year	775,327	472,384	12,507,729	10,973,544	7,932,090	5,113,702
End of Year	$701,270	$775,327	$13,832,302	$12,507,729	$8,980,912	$7,932,090

	Emerging Markets Debt		Comstock		Dividend Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($13,424)	($16,411)	($41,886)	($37,170)	($116,670)	($84,885)
Realized gain (loss) on investments	(28,405)	(20,376)	(14,927)	31,156	(20,428)	5,886
Change in net unrealized appreciation (depreciation) on investments	(6,960)	(29,659)	(178,597)	186,214	168,075	749,255
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,789)	(66,446)	(235,410)	180,200	30,977	670,256
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	87,022	175,516	341,701	908,039	1,647,228	1,764,758
Transfers between variable and fixed accounts, net	(193,385)	183,937	8,979	(652,384)	1,146,741	(517,714)
Contract benefits and terminations (1)	(29,402)	(71,566)	(130,372)	(193,919)	(331,441)	(329,072)
Contract charges and deductions (1)	(2,889)	(3,183)	(8,293)	(6,649)	(15,038)	(11,458)
Other	(55)	(32)	57	288	(104)	(33)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(138,709)	284,672	212,072	55,375	2,447,386	906,481
NET INCREASE (DECREASE) IN NET ASSETS	(187,498)	218,226	(23,338)	235,575	2,478,363	1,576,737
NET ASSETS
Beginning of Year	956,945	738,719	3,083,710	2,848,135	7,163,760	5,587,023
End of Year	$769,447	$956,945	$3,060,372	$3,083,710	$9,642,123	$7,163,760
(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-17

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 20.14

	Equity Index		Focused Growth		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($364,257)	($177,224)	($45,449)	($28,079)	($41,821)	($29,425)
Realized gain (loss) on investments	(161,918)	(20,267)	41,613	10,462	57,391	(4,055)
Change in net unrealized appreciation (depreciation) on investments	426,706	1,954,883	238,837	177,368	203,824	171,226
Net Increase (Decrease) in Net Assets Resulting from Operations	(99,469)	1,757,392	235,001	159,751	219,394	137,746
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,416,336	10,526,148	760,422	262,938	527,565	1,104,395
Transfers between variable and fixed accounts, net	(157,478)	4,386,017	891,444	271,802	718,536	658,565
Contract benefits and terminations (1)	(1,707,180)	(379,910)	(543,773)	(132,917)	(225,082)	(63,403)
Contract charges and deductions (1)	(8,339)	(10,091)	(4,414)	(4,057)	(2,106)	(3,711)
Other	11,099	(1,066)	4,132	(39)	2,709	40
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	9,554,438	14,521,098	1,107,811	397,727	1,021,622	1,695,886
NET INCREASE (DECREASE) IN NET ASSETS	9,454,969	16,278,490	1,342,812	557,478	1,241,016	1,833,632
NET ASSETS
Beginning of Year	23,543,922	7,265,432	1,991,038	1,433,560	2,566,206	732,574
End of Year	$32,998,891	$23,543,922	$3,333,850	$1,991,038	$3,807,222	$2,566,206

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($49,364)	($33,850)	($63,442)	($59,127)	($26,203)	($13,536)
Realized gain (loss) on investments	(33,100)	13,925	14,629	(11,580)	(15,786)	(1,303)
Change in net unrealized appreciation (depreciation) on investments	178,967	203,664	(148,746)	434,491	(63,422)	142,461
Net Increase (Decrease) in Net Assets Resulting from Operations	96,503	183,739	(197,559)	363,784	(105,411)	127,622
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	647,752	790,591	244,991	795,578	357,728	293,254
Transfers between variable and fixed accounts, net	1,228,925	(531,789)	752,141	17,770	948,091	153,566
Contract benefits and terminations (1)	(266,316)	(89,491)	(258,541)	(180,679)	(75,213)	(95,942)
Contract charges and deductions (1)	(3,840)	(4,614)	(8,089)	(8,677)	(2,605)	(2,500)
Other	1,438	2,447	(20)	560	(76)	24
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,607,959	167,144	730,482	624,552	1,227,925	348,402
NET INCREASE (DECREASE) IN NET ASSETS	1,704,462	350,883	532,923	988,336	1,122,514	476,024
NET ASSETS
Beginning of Year	2,686,931	2,336,048	4,301,704	3,313,368	1,154,032	678,008
End of Year	$4,391,393	$2,686,931	$4,834,627	$4,301,704	$2,276,546	$1,154,032

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-18

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($31,349)	($26,112)	($59,196)	($41,101)	($66,238)	($57,957)
Realized gain (loss) on investments	(3,731)	4,969	(4,711)	1,529	(73,566)	27,543
Change in net unrealized appreciation (depreciation) on investments	69,833	183,526	71,838	99,871	(248,458)	327,758
Net Increase (Decrease) in Net Assets Resulting from Operations	34,753	162,383	7,931	60,299	(388,262)	297,344
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	372,830	215,086	366,666	1,196,585	952,244	659,843
Transfers between variable and fixed accounts, net	664,791	72,330	1,402,668	(9,295)	137,765	349,460
Contract benefits and terminations (1)	(146,548)	(109,077)	(340,927)	(194,570)	(468,989)	(188,676)
Contract charges and deductions (1)	(3,464)	(2,474)	(7,062)	(4,850)	(9,773)	(10,424)
Other	(365)	308	2,163	(41)	(473)	(108)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	887,244	176,173	1,423,508	987,829	610,774	810,095
NET INCREASE (DECREASE) IN NET ASSETS	921,997	338,556	1,431,439	1,048,128	222,512	1,107,439
NET ASSETS
Beginning of Year	2,035,055	1,696,499	3,255,608	2,207,480	4,411,479	3,304,040
End of Year	$2,957,052	$2,035,055	$4,687,047	$3,255,608	$4,633,991	$4,411,479

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($32,517)	($30,709)	($15,734)	($16,183)	($44,037)	($35,738)
Realized gain (loss) on investments	(3,019)	(6,983)	23,155	(6,901)	(75,000)	(723)
Change in net unrealized appreciation (depreciation) on investments	(6,880)	126,620	(89,135)	29,189	(249,948)	58,756
Net Increase (Decrease) in Net Assets Resulting from Operations	(42,416)	88,928	(81,714)	6,105	(368,985)	22,295
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	179,093	668,907	281,791	323,478	354,918	1,118,640
Transfers between variable and fixed accounts, net	(38,460)	186,373	(765,513)	290,138	193,800	(213,521)
Contract benefits and terminations (1)	(180,903)	(113,355)	(57,506)	(85,578)	(144,535)	(121,875)
Contract charges and deductions (1)	(6,790)	(7,937)	(956)	(1,074)	(6,498)	(6,253)
Other	132	(48)	98	(44)	1,745	(184)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(46,928)	733,940	(542,086)	526,920	399,430	776,807
NET INCREASE (DECREASE) IN NET ASSETS	(89,344)	822,868	(623,800)	533,025	30,445	799,102
NET ASSETS
Beginning of Year	2,503,761	1,680,893	1,567,465	1,034,440	2,838,749	2,039,647
End of Year	$2,414,417	$2,503,761	$943,665	$1,567,465	$2,869,194	$2,838,749

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-19

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($46,082)	($43,391)	($40,006)	($37,954)	($7,021)	($10,312)
Realized gain (loss) on investments	(6,234)	32,935	(2,360)	46,417	(1,346)	56,057
Change in net unrealized appreciation (depreciation) on investments	(195,690)	175,072	(132,979)	91,914	(22,955)	37,085
Net Increase (Decrease) in Net Assets Resulting from Operations	(248,006)	164,616	(175,345)	100,377	(31,322)	82,830
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	742,142	988,882	398,476	452,694	65,122	424,324
Transfers between variable and fixed accounts, net	79,345	(200,815)	(83,280)	15,697	(7,155)	90,717
Contract benefits and terminations (1)	(232,390)	(125,614)	(332,086)	(168,132)	(15,692)	(135,730)
Contract charges and deductions (1)	(2,719)	(5,161)	(4,344)	(5,081)	(44)	(49)
Other	(133)	(146)	27	39	(198)	4
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	586,245	657,146	(21,207)	295,217	42,033	379,266
NET INCREASE (DECREASE) IN NET ASSETS	338,239	821,762	(196,552)	395,594	10,711	462,096
NET ASSETS
Beginning of Year	3,563,387	2,741,625	3,091,019	2,695,425	487,559	25,463
End of Year	$3,901,626	$3,563,387	$2,894,467	$3,091,019	$498,270	$487,559

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($76,559)	($64,835)	($82,391)	($58,350)	($28,068)	($19,566)
Realized gain (loss) on investments	(118,593)	(62,651)	(26,050)	(11,891)	(62,540)	35,145
Change in net unrealized appreciation (depreciation) on investments	(653,193)	(234,328)	(101,438)	(240,172)	74,725	(22,290)
Net Increase (Decrease) in Net Assets Resulting from Operations	(848,345)	(361,814)	(209,879)	(310,413)	(15,883)	(6,711)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	539,759	684,213	782,409	1,999,214	313,175	234,143
Transfers between variable and fixed accounts, net	1,214,805	894,715	1,031,002	466,756	1,268,813	51,524
Contract benefits and terminations (1)	(494,310)	(270,879)	(224,161)	(255,248)	(439,999)	(110,401)
Contract charges and deductions (1)	(13,035)	(12,883)	(18,952)	(13,947)	(4,742)	(3,787)
Other	(139)	(137)	(45)	(792)	4,101	(45)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,247,080	1,295,029	1,570,253	2,195,983	1,141,348	171,434
NET INCREASE (DECREASE) IN NET ASSETS	398,735	933,215	1,360,374	1,885,570	1,125,465	164,723
NET ASSETS
Beginning of Year	4,740,586	3,807,371	4,881,027	2,995,457	1,128,994	964,271
End of Year	$5,139,321	$4,740,586	$6,241,401	$4,881,027	$2,254,459	$1,128,994

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-20

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($44,282)	($28,110)	($217,050)	($116,423)	($88,826)	($64,851)
Realized gain (loss) on investments	(61,402)	(6,900)	(151,164)	192,287	(842)	22,310
Change in net unrealized appreciation (depreciation) on investments	(66,087)	(225,157)	1,195,056	1,666,455	91,214	1,192,461
Net Increase (Decrease) in Net Assets Resulting from Operations	(171,771)	(260,167)	826,842	1,742,319	1,546	1,149,920
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	388,314	384,692	4,872,002	2,400,428	1,556,636	1,276,862
Transfers between variable and fixed accounts, net	938,320	308,996	3,163,896	76,040	(1,078,166)	1,522,443
Contract benefits and terminations (1)	(288,015)	(99,286)	(1,382,458)	(489,601)	(426,800)	(274,604)
Contract charges and deductions (1)	(9,424)	(5,588)	(13,780)	(11,793)	(9,908)	(9,273)
Other	(50)	(760)	2,565	592	(105)	1,101
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,029,145	588,054	6,642,225	1,975,666	41,657	2,516,529
NET INCREASE (DECREASE) IN NET ASSETS	857,374	327,887	7,469,067	3,717,985	43,203	3,666,449
NET ASSETS
Beginning of Year	2,221,630	1,893,743	10,618,282	6,900,297	6,591,804	2,925,355
End of Year	$3,079,004	$2,221,630	$18,087,349	$10,618,282	$6,635,007	$6,591,804

	Technology		Absolute Return (2)		Currency Strategies
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($38,486)	($27,375)	($18)		($3,582)	($3,857)
Realized gain (loss) on investments	(65,149)	17,389	(1)		620	5,683
Change in net unrealized appreciation (depreciation) on investments	(73,313)	159,519	(45)		1,524	13,025
Net Increase (Decrease) in Net Assets Resulting from Operations	(176,948)	149,533	(64)		(1,438)	14,851
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	495,932	404,201	2,321		24,186	112,139
Transfers between variable and fixed accounts, net	141,328	207,126	4,670		(74,386)	50,995
Contract benefits and terminations (1)	(168,907)	(184,299)	-		(27,080)	(23,685)
Contract charges and deductions (1)	(6,107)	(6,320)	-		(19)	(20)
Other	1,165	83	1		4	4
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	463,411	420,791	6,992		(77,295)	139,433
NET INCREASE (DECREASE) IN NET ASSETS	286,463	570,324	6,928		(78,733)	154,284
NET ASSETS
Beginning of Year or Period	2,264,190	1,693,866	-		263,373	109,089
End of Year or Period	$2,550,653	$2,264,190	$6,928		$184,640	$263,373

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-21

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014

	Equity Long/Short (1)		Global Absolute Return		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,358)		($10,008)	($6,294)	($465,215)	($344,204)
Realized gain (loss) on investments	(58)		(1,799)	(857)	(44,581)	(15,699)
Change in net unrealized appreciation (depreciation) on investments	2,347		18,523	33,774	(400,847)	1,354,608
Net Increase (Decrease) in Net Assets Resulting from Operations	931		6,716	26,623	(910,643)	994,705
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	70,732		115,361	273,152	2,833,784	8,024,432
Transfers between variable and fixed accounts, net	2,491,707		(86,745)	155,696	3,570,820	4,111,918
Contract benefits and terminations (2)	(6,759)		(11,537)	(16,044)	(1,486,664)	(1,801,118)
Contract charges and deductions (2)	(91)		(27)	(11)	(210,485)	(168,518)
Other	(1,105)		(3)	(27)	94	(1,328)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,554,484		17,049	412,766	4,707,549	10,165,386
NET INCREASE (DECREASE) IN NET ASSETS	2,555,415		23,765	439,389	3,796,906	11,160,091
NET ASSETS
Beginning of Year or Period	-		685,405	246,016	32,162,891	21,002,800
End of Year or Period	$2,555,415		$709,170	$685,405	$35,959,797	$32,162,891

	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,263,816)	($940,956)	($262,932)	($203,895)	($1,411,594)	($1,574,057)
Realized gain (loss) on investments	(113,022)	(17,625)	(33,079)	(5,639)	1,744,638	1,369,003
Change in net unrealized appreciation (depreciation) on investments	(1,904,876)	3,709,823	(560,261)	771,993	(1,511,607)	2,112,960
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,281,714)	2,751,242	(856,272)	562,459	(1,178,563)	1,907,906
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	17,193,428	18,287,977	1,697,711	2,675,704	2,989,941	5,995,024
Transfers between variable and fixed accounts, net	7,403,957	8,326,980	3,775,752	2,746,632	(5,987,274)	(1,428,205)
Contract benefits and terminations (2)	(3,381,067)	(2,228,954)	(547,407)	(1,462,351)	(9,444,910)	(12,104,938)
Contract charges and deductions (2)	(604,475)	(468,832)	(103,611)	(95,312)	(642,250)	(718,728)
Other	(786)	(2,195)	(14)	(135)	827	320
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	20,611,057	23,914,976	4,822,431	3,864,538	(13,083,666)	(8,256,527)
NET INCREASE (DECREASE) IN NET ASSETS	17,329,343	26,666,218	3,966,159	4,426,997	(14,262,229)	(6,348,621)
NET ASSETS
Beginning of Year	82,473,135	55,806,917	16,255,422	11,828,425	99,346,375	105,694,996
End of Year	$99,802,478	$82,473,135	$20,221,581	$16,255,422	$85,084,146	$99,346,375

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-22

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Year/Period Ended December 31, 2014

	Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate		Portfolio Optimization Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,875,444)	($3,170,795)	($10,250,816)	($10,676,658)	($7,828,260)	($8,422,447)
Realized gain (loss) on investments	2,187,534	1,052,333	15,039,793	4,389,104	11,980,063	12,098,627
Change in net unrealized appreciation (depreciation) on investments	(2,777,521)	6,907,248	(16,452,858)	26,249,179	(12,980,329)	13,944,799
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,465,431)	4,788,786	(11,663,881)	19,961,625	(8,828,526)	17,620,979
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	5,660,050	9,954,614	17,777,509	23,980,383	5,288,093	7,086,432
Transfers between variable and fixed accounts, net	7,084,791	(1,496,714)	(8,316,640)	5,581,705	1,983,377	(1,516,839)
Contract benefits and terminations (1)	(19,357,689)	(15,580,426)	(62,757,142)	(49,481,573)	(42,978,938)	(46,056,712)
Contract charges and deductions (1)	(1,159,100)	(1,216,449)	(4,755,649)	(4,746,375)	(3,551,528)	(3,624,906)
Other	1,131	3,699	14,026	(3,560)	232	6,965
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(7,770,817)	(8,335,276)	(58,037,896)	(24,669,420)	(39,258,764)	(44,105,060)
NET INCREASE (DECREASE) IN NET ASSETS	(11,236,248)	(3,546,490)	(69,701,777)	(4,707,795)	(48,087,290)	(26,484,081)
NET ASSETS
Beginning of Year	197,626,965	201,173,455	674,837,992	679,545,787	505,845,757	532,329,838
End of Year	$186,390,717	$197,626,965	$605,136,215	$674,837,992	$457,758,467	$505,845,757

	Portfolio Optimization Aggressive-Growth		Invesco V.I. Balanced-Risk Allocation Series II		Invesco V.I. Equity and Income Series II (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,104,026)	($2,377,295)	$447,198	($203,196)	$3,972	$1,210
Realized gain (loss) on investments	4,718,656	5,502,484	1,369,751	791,758	30,039	6,144
Change in net unrealized appreciation (depreciation) on investments	(5,512,397)	1,949,431	(2,891,059)	(42,128)	(48,457)	(4,890)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,897,767)	5,074,620	(1,074,110)	546,434	(14,446)	2,464
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,297,535	1,388,596	1,890,282	3,768,318	139,475	144,411
Transfers between variable and fixed accounts, net	(3,274,698)	(2,654,369)	935,140	998,412	157,452	32,669
Contract benefits and terminations (1)	(12,124,299)	(17,219,516)	(821,691)	(504,266)	(8,081)	-
Contract charges and deductions (1)	(852,462)	(898,440)	(155,398)	(124,527)	(136)	-
Adjustments to net assets allocated to contracts in payout (annuitization) period	(46)	-	-	-	-	-
Other	(238)	5,993	(281)	398	(17)	(12)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,954,208)	(19,377,736)	1,848,052	4,138,335	288,693	177,068
NET INCREASE (DECREASE) IN NET ASSETS	(17,851,975)	(14,303,116)	773,942	4,684,769	274,247	179,532
NET ASSETS
Beginning of Year or Period	133,797,039	148,100,155	16,528,516	11,843,747	179,532	-
End of Year or Period	$115,945,064	$133,797,039	$17,302,458	$16,528,516	$453,779	$179,532

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-23

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended December 31, 2015	Year Ended December 31, 2015	Year/Period Ended December 31, 2014	Year/Period Ended December 31, 2015	Period Ended December 31, 2014

	Invesco V.I. Global Real Estate Series II (1)	American Century VP Mid Cap Value Class II		American Funds IS Asset Allocation Fund Class 4 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,649	$4,801	($8,196)	$1,891,068	$305
Realized gain (loss) on investments	(42)	90,956	53,801	(30,278)	(2)
Change in net unrealized appreciation (depreciation) on investments	(3,061)	(195,760)	164,888	(4,554,595)	234
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,454)	(100,003)	210,493	(2,693,805)	537
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	84,582	830,753	648,568	2,663,668	16,565
Transfers between variable and fixed accounts, net	68,209	345,640	957,789	152,949,494	11,809
Contract benefits and terminations (3)	(126)	(222,349)	(206,281)	(1,560,076)	(1,783)
Contract charges and deductions (3)	(5)	(1,650)	(98)	(190,790)	(23)
Other	(7)	(38)	5	(17,835)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	152,653	952,356	1,399,983	153,844,461	26,568
NET INCREASE (DECREASE) IN NET ASSETS	151,199	852,353	1,610,476	151,150,656	27,105
NET ASSETS
Beginning of Year or Period	-	2,520,798	910,322	27,105	-
End of Year or Period	$151,199	$3,373,151	$2,520,798	$151,177,761	$27,105

	American Funds IS Blue Chip Income and Growth Fund Class 4 (1)	American Funds IS Capital Income Builder Class 4 (2)		American Funds IS Global Balanced Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1)	$16,056	$1,314	$-
Realized gain (loss) on investments	-	(1,323)	409	1
Change in net unrealized appreciation (depreciation) on investments	(60)	(89,544)	(4,705)	(100)
Net Increase (Decrease) in Net Assets Resulting from Operations	(61)	(74,811)	(2,982)	(99)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	9,419	1,270,257	229,507	15,274
Transfers between variable and fixed accounts, net	-	110,792	115,232	-
Contract benefits and terminations (3)	-	(9,370)	(709)	-
Contract charges and deductions (3)	-	(341)	(22)	-
Other	-	(139)	(17)	(1)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	9,419	1,371,199	343,991	15,273
NET INCREASE (DECREASE) IN NET ASSETS	9,358	1,296,388	341,009	15,174
NET ASSETS
Beginning of Year or Period	-	341,009	-	-
End of Year or Period	$9,358	$1,637,397	$341,009	$15,174

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

(3) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-24

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year/Period Ended December 31, 2014	Period Ended December 31, 2015	Period Ended December 31, 2015
	American Funds IS Global Growth Fund Class 4		American Funds IS Global Growth and Income Fund Class 4 (1)	American Funds IS Global Small Capitalization Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,815	$615	$1,416	($1)
Realized gain (loss) on investments	(1,103)	7,993	(4)	-
Change in net unrealized appreciation (depreciation) on investments	(5,340)	(5,149)	(2,945)	(4)
Net Increase (Decrease) in Net Assets Resulting from Operations	372	3,459	(1,533)	(5)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	389,113	159,062	35,269	2,000
Transfers between variable and fixed accounts, net	1,565,363	26,123	101,633	-
Contract benefits and terminations (2)	(173,899)	(2,358)	-	-
Contract charges and deductions (2)	(348)	-	-	-
Other	2,648	(26)	(5)	-
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,782,877	182,801	136,897	2,000
NET INCREASE (DECREASE) IN NET ASSETS	1,783,249	186,260	135,364	1,995
NET ASSETS
Beginning of Year or Period	202,320	16,060	-	-
End of Year or Period	$1,985,569	$202,320	$135,364	$1,995
	American Funds IS Growth Fund Class 4 (3)		American Funds IS Growth-Income Fund Class 4 (1)	American Funds IS High-Income Bond Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$44,431	$19	$71,625	($2)
Realized gain (loss) on investments	(8,960)	(2)	(1,323)	-
Change in net unrealized appreciation (depreciation) on investments	(109,493)	145	(214,216)	70
Net Increase (Decrease) in Net Assets Resulting from Operations	(74,022)	162	(143,914)	68
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	236,366	11,882	131,977	24,184
Transfers between variable and fixed accounts, net	8,710,344	-	7,270,968	-
Contract benefits and terminations (2)	(306,035)	-	(54,668)	-
Contract charges and deductions (2)	(3,415)	(8)	(2,923)	-
Other	(1,423)	1	(906)	(3)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	8,635,837	11,875	7,344,448	24,181
NET INCREASE (DECREASE) IN NET ASSETS	8,561,815	12,037	7,200,534	24,249
NET ASSETS
Beginning of Year or Period	12,037	-	-	-
End of Year or Period	$8,573,852	$12,037	$7,200,534	$24,249

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

(3) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-25

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year/Period Ended December 31, 2014	Year Ended December 31, 2015	Year/Period Ended December 31, 2014	Year Ended December 31, 2015	Year Ended December 31, 2014
	American Funds IS International Fund Class 4 (1)		American Funds IS International Growth and Income Fund Class 4 (1)		American Funds IS Managed Risk Asset Allocation Fund Class P2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,378	$1,861	$7,312	$5,517	$10,965	($19,818)
Realized gain (loss) on investments	35,735	(65)	6,176	(5,039)	69,108	(469)
Change in net unrealized appreciation (depreciation) on investments	(157,856)	(15,505)	(73,437)	(15,017)	(195,611)	51,003
Net Increase (Decrease) in Net Assets Resulting from Operations	(116,743)	(13,709)	(59,949)	(14,539)	(115,538)	30,716
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	615,685	229,594	474,965	223,326	1,330,554	1,958,588
Transfers between variable and fixed accounts, net	298,462	22,743	78,836	(27,345)	718,604	993,144
Contract benefits and terminations (2)	(3,673)	(418)	(15,510)	(1,102)	(223,827)	(28,256)
Contract charges and deductions (2)	(61)	-	(187)	(26)	(31,188)	(10,627)
Other	(33)	(20)	(44)	(10)	(115)	(157)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	910,380	251,899	538,060	194,843	1,794,028	2,912,692
NET INCREASE (DECREASE) IN NET ASSETS	793,637	238,190	478,111	180,304	1,678,490	2,943,408
NET ASSETS
Beginning of Year or Period	238,190	-	180,304	-	3,251,869	308,461
End of Year or Period	$1,031,827	$238,190	$658,415	$180,304	$4,930,359	$3,251,869
	American Funds IS New World Fund Class 4		American Funds IS U.S. Government/ AAA-Rated Securities Fund Class 4		BlackRock Capital Appreciation V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($11,868)	$863	$12,794	$1,355	($3,158)	($2,894)
Realized gain (loss) on investments	(138,465)	38,568	3,709	(559)	31,524	58,548
Change in net unrealized appreciation (depreciation) on investments	58,510	(82,674)	(24,006)	692	(6,134)	(28,487)
Net Increase (Decrease) in Net Assets Resulting from Operations	(91,823)	(43,243)	(7,503)	1,488	22,232	27,167
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	497,361	511,179	94,363	144,385	22,319	10,833
Transfers between variable and fixed accounts, net	603,052	21,008	1,471,673	61,796	17,559	(19,752)
Contract benefits and terminations (2)	(298,189)	(2,318)	(31,026)	(8,490)	(7,664)	(8,368)
Contract charges and deductions (2)	(224)	(7)	(165)	(1)	(4,305)	(3,945)
Other	1,121	(43)	(35)	(9)	-	(6)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	803,121	529,819	1,534,810	197,681	27,909	(21,238)
NET INCREASE (DECREASE) IN NET ASSETS	711,298	486,576	1,527,307	199,169	50,141	5,929
NET ASSETS
Beginning of Year	490,191	3,615	212,576	13,407	369,803	363,874
End of Year	$1,201,489	$490,191	$1,739,883	$212,576	$419,944	$369,803

(1) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-26

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year/Period Ended December 31, 2014	Year Ended December 31, 2015	Period Ended December 31, 2014	Year Ended December 31, 2015	Year/Period Ended December 31, 2014
	BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I (1)		BlackRock iShares Dynamic Allocation V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($475,171)	$1,459,381	$16,099	$2,637	$7,540	$2,507
Realized gain (loss) on investments	7,729,138	12,303,593	(38,554)	163	(68,722)	173
Change in net unrealized appreciation (depreciation) on investments	(11,185,350)	(13,286,988)	(39,505)	(3,171)	(49,343)	(8,505)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,931,383)	475,986	(61,960)	(371)	(110,525)	(5,825)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	15,195,935	32,221,932	579,682	186,883	602,692	398,800
Transfers between variable and fixed accounts, net	3,555,948	6,321,604	206,011	88,089	363,899	119,732
Contract benefits and terminations (2)	(6,903,298)	(3,677,144)	(103,634)	(416)	(105,387)	-
Contract charges and deductions (2)	(1,188,066)	(983,924)	(47)	-	(41)	-
Other	3,424	(5,446)	770	(13)	1,401	(177)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	10,663,943	33,877,022	682,782	274,543	862,564	518,355
NET INCREASE (DECREASE) IN NET ASSETS	6,732,560	34,353,008	620,822	274,172	752,039	512,530
NET ASSETS
Beginning of Year or Period	145,685,709	111,332,701	274,172	-	512,530	-
End of Year or Period	$152,418,269	$145,685,709	$894,994	$274,172	$1,264,569	$512,530
	BlackRock iShares Dynamic Fixed Income V.I. Class I (1)		BlackRock iShares Equity Appreciation V.I. Class I (1)		Fidelity VIP Contrafund Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,851	$299	$292	$185	($30,627)	($1,275)
Realized gain (loss) on investments	(997)	(4)	(121,415)	(14)	437,706	172,504
Change in net unrealized appreciation (depreciation) on investments	(8,199)	(336)	(27,636)	(606)	(521,240)	241,660
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,345)	(41)	(148,759)	(435)	(114,161)	412,889
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	180,822	51,284	598,033	11,697	2,886,808	3,190,457
Transfers between variable and fixed accounts, net	19,393	6,665	155,768	18,615	(568,615)	968,976
Contract benefits and terminations (2)	(1,267)	(419)	(199,109)	(412)	(230,181)	(84,955)
Contract charges and deductions (2)	(12)	-	(26)	-	(1,571)	(164)
Other	(7)	13	2,642	(1)	(489)	44
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	198,929	57,543	557,308	29,899	2,085,952	4,074,358
NET INCREASE (DECREASE) IN NET ASSETS	191,584	57,502	408,549	29,464	1,971,791	4,487,247
NET ASSETS
Beginning of Year or Period	57,502	-	29,464	-	7,583,386	3,096,139
End of Year or Period	$249,086	$57,502	$438,013	$29,464	$9,555,177	$7,583,386

(1) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-27

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Fidelity VIP FundsManager		Fidelity VIP Government		Fidelity VIP Strategic Income
	60% Service Class 2		Money Market Service Class (1)		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($49,781)	$15,134	($74,241)	($35,192)	$31,910	$34,959
Realized gain (loss) on investments	1,111,087	284,665	-	-	(42,429)	10,894
Change in net unrealized appreciation (depreciation) on investments	(1,382,879)	170,376	-	-	(64,990)	(68,805)
Net Increase (Decrease) in Net Assets Resulting from Operations	(321,573)	470,175	(74,241)	(35,192)	(75,509)	(22,952)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,655,797	6,208,173	1,736,340	1,970,643	847,670	934,301
Transfers between variable and fixed accounts, net	2,191,416	2,494,316	3,690,624	5,936,514	(257,994)	640,044
Contract benefits and terminations (2)	(912,468)	(315,060)	(3,057,020)	(3,630,566)	(121,121)	(19,187)
Contract charges and deductions (2)	(143,780)	(93,918)	(7,858)	(1,252)	(486)	(41)
Other	(175)	(259)	506	(213)	2,800	(42)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	5,790,790	8,293,252	2,362,592	4,275,126	470,869	1,555,075
NET INCREASE (DECREASE) IN NET ASSETS	5,469,217	8,763,427	2,288,351	4,239,934	395,360	1,532,123
NET ASSETS
Beginning of Year or Period	16,168,412	7,404,985	4,239,934	-	1,604,245	72,122
End of Year or Period	$21,637,629	$16,168,412	$6,528,285	$4,239,934	$1,999,605	$1,604,245

	First Trust Dorsey Wright		First Trust/Dow Jones		First Trust
	Tactical Core Class I (3)		Dividend & Income Allocation Class I		Multi Income Allocation Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($931)		$93,190	($22,510)	$5,252	$834
Realized gain (loss) on investments	(12)		96,494	(8,784)	(396)	(5)
Change in net unrealized appreciation (depreciation) on investments	(10,415)		(377,836)	534,650	(33,020)	(515)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,358)		(188,152)	503,356	(28,164)	314
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	99,025		2,189,778	2,851,574	324,141	190,106
Transfers between variable and fixed accounts, net	522,105		1,106,535	1,035,205	101,890	19,082
Contract benefits and terminations (2)	-		(481,862)	(376,009)	(4,145)	(278)
Contract charges and deductions (2)	-		(80,139)	(45,510)	(39)	-
Other	(21)		(19)	989	(20)	(10)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	621,109		2,734,293	3,466,249	421,827	208,900
NET INCREASE (DECREASE) IN NET ASSETS	609,751		2,546,141	3,969,605	393,663	209,214
NET ASSETS
Beginning of Year or Period	-		7,810,544	3,840,939	209,214	-
End of Year or Period	$609,751		$10,356,685	$7,810,544	$602,877	$209,214
(1) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

(3) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements	H-28

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Franklin Founding Funds		Franklin Founding Funds		Franklin Income
	Allocation VIP Class 2		Allocation VIP Class 4		VIP Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,981	$3,082	$187,975	$190,640	$9,621
Realized gain (loss) on investments	(570)	(393)	(73,158)	(57,479)	(17,221)
Change in net unrealized appreciation (depreciation) on investments	(16,301)	(1,483)	(1,183,835)	1,433	(53,158)
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,890)	1,206	(1,069,018)	134,594	(60,758)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	48,696	-	852,011	2,903,950	715,807
Transfers between variable and fixed accounts, net	6,445	49,319	(810,812)	1,557,207	297,704
Contract benefits and terminations (2)	(2,911)	(3,328)	(1,355,483)	(1,293,323)	(8,483)
Contract charges and deductions (2)	(470)	(436)	(89,667)	(94,798)	(5)
Other	(1)	(2)	(811)	(430)	406
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	51,759	45,553	(1,404,762)	3,072,606	1,005,429
NET INCREASE (DECREASE) IN NET ASSETS	37,869	46,759	(2,473,780)	3,207,200	944,671
NET ASSETS
Beginning of Year or Period	162,971	116,212	15,213,374	12,006,174	-
End of Year or Period	$200,840	$162,971	$12,739,594	$15,213,374	$944,671

	Franklin Mutual Global		Franklin Rising		Templeton Global
	Discovery VIP Class 2		Dividends VIP Class 2		Bond VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$82,895	$29,602	$5,033	($2,397)	$337,313	$109,402
Realized gain (loss) on investments	122,145	244,374	513,904	66,022	(80,104)	(91,278)
Change in net unrealized appreciation (depreciation) on investments	(487,688)	(122,007)	(812,164)	156,379	(594,945)	(40,998)
Net Increase (Decrease) in Net Assets Resulting from Operations	(282,648)	151,969	(293,227)	220,004	(337,736)	(22,874)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	684,766	2,205,969	1,953,320	1,922,820	1,494,457	2,217,462
Transfers between variable and fixed accounts, net	758,959	403,658	1,493,636	(174,186)	1,351,161	545,464
Contract benefits and terminations (2)	(476,107)	(246,275)	(302,531)	(113,772)	(364,683)	(158,174)
Contract charges and deductions (2)	(11,430)	(8,745)	(738)	(388)	(4,138)	(3,849)
Other	660	(233)	1,958	(160)	974	(108)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	956,848	2,354,374	3,145,645	1,634,314	2,477,771	2,600,795
NET INCREASE (DECREASE) IN NET ASSETS	674,200	2,506,343	2,852,418	1,854,318	2,140,035	2,577,921
NET ASSETS
Beginning of Year	4,116,155	1,609,812	3,927,228	2,072,910	4,236,842	1,658,921
End of Year	$4,790,355	$4,116,155	$6,779,646	$3,927,228	$6,376,877	$4,236,842

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-29

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2015	Period Ended December 31, 2014	Period Ended December 31, 2015

	GE Investments Total		IVY Funds		IVY Funds
	Return Class 3		VIP Asset Strategy (1)		VIP Energy (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$26,424	$51,046	($3,778)	($1,460)	($1,085)
Realized gain (loss) on investments	706,275	654,072	65,818	1,957	3,555
Change in net unrealized appreciation (depreciation) on investments	(1,454,127)	102,927	(107,116)	(13,270)	(9,828)
Net Increase (Decrease) in Net Assets Resulting from Operations	(721,428)	808,045	(45,076)	(12,773)	(7,358)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,772,765	4,795,028	53,881	393,939	137,706
Transfers between variable and fixed accounts, net	275,488	388,349	49,305	16,967	16,200
Contract benefits and terminations (3)	(2,010,398)	(891,697)	(15,513)	(130)	(542)
Contract charges and deductions (3)	(224,384)	(190,342)	(9)	-	(30)
Other	141	(569)	(2)	(26)	(9)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(186,388)	4,100,769	87,662	410,750	153,325
NET INCREASE (DECREASE) IN NET ASSETS	(907,816)	4,908,814	42,586	397,977	145,967
NET ASSETS
Beginning of Year or Period	25,633,781	20,724,967	397,977	-	-
End of Year or Period	$24,725,965	$25,633,781	$440,563	$397,977	$145,967

	Janus Aspen Series Balanced Service Shares		Janus Aspen Series Flexible Bond Service Shares (1)		JPMorgan Insurance Trust Global Allocation Class 2 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$102,815	$62,645	$6,367	$2,053	$2,988
Realized gain (loss) on investments	1,680,245	367,925	(1,238)	(449)	2,103
Change in net unrealized appreciation (depreciation) on investments	(2,599,444)	825,034	(37,842)	(1,617)	(15,067)
Net Increase (Decrease) in Net Assets Resulting from Operations	(816,384)	1,255,604	(32,713)	(13)	(9,976)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	21,950,089	14,027,723	908,604	184,065	43,954
Transfers between variable and fixed accounts, net	26,679,013	4,863,988	362,156	60,793	316,546
Contract benefits and terminations (3)	(2,602,502)	(645,755)	(95,274)	-	(375)
Contract charges and deductions (3)	(357,170)	(117,071)	(335)	-	-
Other	(2,803)	(10,146)	(162)	(12)	(361)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	45,666,627	18,118,739	1,174,989	244,846	359,764
NET INCREASE (DECREASE) IN NET ASSETS	44,850,243	19,374,343	1,142,276	244,833	349,788
NET ASSETS
Beginning of Year or Period	30,438,466	11,064,123	244,833	-	-
End of Year or Period	$75,288,709	$30,438,466	$1,387,109	$244,833	$349,788

(1) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

(2) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(3) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-30

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	JPMorgan Insurance Trust		ClearBridge Variable		Lord Abbett
	Income Builder Class 2 (1)		Aggressive Growth - Class II (1)		Bond Debenture Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,600		($58)		$50,398	$77,615
Realized gain (loss) on investments	315		3,527		(57,825)	38,347
Change in net unrealized appreciation (depreciation) on investments	(7,133)		(3,988)		(53,413)	(109,643)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,218)		(519)		(60,840)	6,319
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	239,752		-		459,271	550,345
Transfers between variable and fixed accounts, net	18,913		33,216		(488,436)	882,577
Contract benefits and terminations (2)	(375)		-		(100,541)	(40,255)
Contract charges and deductions (2)	-		-		(494)	(214)
Other	(16)		(2)		4	(102)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	258,274		33,214		(130,196)	1,392,351
NET INCREASE (DECREASE) IN NET ASSETS	257,056		32,695		(191,036)	1,398,670
NET ASSETS
Beginning of Year or Period	-		-		1,958,646	559,976
End of Year or Period	$257,056		$32,695		$1,767,610	$1,958,646

	Lord Abbett International		Lord Abbett Total		MFS Total Return
	Core Equity Class VC		Return Class VC		Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,069	$1,436	$52,202	$27,411	$271,772	$98,113
Realized gain (loss) on investments	(5,749)	9,795	(9,481)	3,132	783,673	471,677
Change in net unrealized appreciation (depreciation) on investments	(37,006)	(43,636)	(96,302)	45,973	(1,560,661)	538,443
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,686)	(32,405)	(53,581)	76,516	(505,216)	1,108,233
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	182,454	118,982	800,431	641,587	4,331,175	4,914,224
Transfers between variable and fixed accounts, net	243,105	68,460	70,063	267,003	1,353,810	2,850,294
Contract benefits and terminations (2)	(49,042)	(4,518)	(182,089)	(40,117)	(1,310,494)	(486,946)
Contract charges and deductions (2)	(3,235)	(2,240)	(21,851)	(16,118)	(195,257)	(138,687)
Other	(6)	(5)	(15)	(58)	(495)	(764)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	373,276	180,679	666,539	852,297	4,178,739	7,138,121
NET INCREASE (DECREASE) IN NET ASSETS	335,590	148,274	612,958	928,813	3,673,523	8,246,354
NET ASSETS
Beginning of Year	344,608	196,334	2,194,570	1,265,757	21,055,013	12,808,659
End of Year	$680,198	$344,608	$2,807,528	$2,194,570	$24,728,536	$21,055,013

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-31

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	MFS Utilities		MFS Value		MFS Massachusetts Investors
	Series - Service Class		Series - Service Class		Growth Stock - Service Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$68,855	$14,185	$9,649	$3,392	($439)
Realized gain (loss) on investments	102,244	50,038	39,645	18,908	20,812
Change in net unrealized appreciation (depreciation) on investments	(621,991)	(30,574)	(60,704)	33,525	(39,306)
Net Increase (Decrease) in Net Assets Resulting from Operations	(450,892)	33,649	(11,410)	55,825	(18,933)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	429,859	1,576,828	41,979	106,766	128,758
Transfers between variable and fixed accounts, net	536,720	441,272	27,322	32,550	502,081
Contract benefits and terminations (2)	(158,009)	(42,954)	(34,894)	(11,237)	(55,644)
Contract charges and deductions (2)	(374)	(331)	(7,111)	(5,740)	(3,436)
Other	65	(138)	2	(10)	(28)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	808,261	1,974,677	27,298	122,329	571,731
NET INCREASE (DECREASE) IN NET ASSETS	357,369	2,008,326	15,888	178,154	552,798
NET ASSETS
Beginning of Year or Period	2,192,512	184,186	691,324	513,170	-
End of Year or Period	$2,549,881	$2,192,512	$707,212	$691,324	$552,798

	Oppenheimer Global Fund/VA		PIMCO All Asset		PIMCO CommodityRealReturn
	Service Shares (1)		All Authority - Advisor Class (3)		Strategy - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($91)		$477	$70	$8,732	($2,263)
Realized gain (loss) on investments	(3)		46	-	(45,236)	(3,857)
Change in net unrealized appreciation (depreciation) on investments	(1,158)		(4,120)	(253)	(60,309)	(65,568)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,252)		(3,597)	(183)	(96,813)	(71,688)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	26,500		24,272	4,453	87,648	155,898
Transfers between variable and fixed accounts, net	23,845		7,462	154	35,640	65,719
Contract benefits and terminations (2)	-		-	-	(10,647)	(412)
Contract charges and deductions (2)	-		-	-	(48)	(27)
Other	(2)		(2)	1	(256)	(13)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	50,343		31,732	4,608	112,337	221,165
NET INCREASE (DECREASE) IN NET ASSETS	49,091		28,135	4,425	15,524	149,477
NET ASSETS
Beginning of Year or Period	-		4,425	-	267,824	118,347
End of Year or Period	$49,091		$32,560	$4,425	$283,348	$267,824

(1) Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).

(2) Certain prior year numbers have been reclassified to conform to the current year presentation.

(3) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-32

SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

			Schwab VIT
	Schwab VIT Balanced		Balanced with Growth		Schwab VIT Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$14,443	$26	$47,387	$9,368	$27,727	$8,464
Realized gain (loss) on investments	346	(454)	(2,894)	(649)	2,404	5,372
Change in net unrealized appreciation (depreciation) on investments	(110,376)	101,087	(305,511)	158,570	(167,220)	114,342
Net Increase (Decrease) in Net Assets Resulting from Operations	(95,587)	100,659	(261,018)	167,289	(137,089)	128,178
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	429,326	1,179,565	1,638,438	2,575,051	300,000	785,783
Transfers between variable and fixed accounts, net	98	125,786	(161,487)	(851)	161,389	(124,934)
Contract benefits and terminations (1)	(307,720)	(95,145)	(128,584)	(81,718)	(80,372)	(883,937)
Contract charges and deductions (1)	(29,386)	(24,815)	(53,150)	(39,886)	(30,215)	(32,475)
Other	(3)	(20)	(47)	(68)	(19)	(9)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	92,315	1,185,371	1,295,170	2,452,528	350,783	(255,572)
NET INCREASE (DECREASE) IN NET ASSETS	(3,272)	1,286,030	1,034,152	2,619,817	213,694	(127,394)
NET ASSETS
Beginning of Year	3,607,823	2,321,793	5,945,202	3,325,385	3,961,960	4,089,354
End of Year	$3,604,551	$3,607,823	$6,979,354	$5,945,202	$4,175,654	$3,961,960

	Van Eck VIP
	Global Hard Assets Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($10,704)	($5,511)
Realized gain (loss) on investments	(88,073)	(107,098)
Change in net unrealized appreciation (depreciation) on investments	(278,422)	(132,191)
Net Increase (Decrease) in Net Assets Resulting from Operations	(377,199)	(244,800)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	187,828	328,637
Transfers between variable and fixed accounts, net	549,410	320,860
Contract benefits and terminations (1)	(2,550)	(14,344)
Contract charges and deductions (1)	(396)	(38)
Other	(15)	(18)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	734,277	635,097
NET INCREASE (DECREASE) IN NET ASSETS	357,078	390,297
NET ASSETS
Beginning of Year	513,157	122,860
End of Year	$870,235	$513,157

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements	H-33

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Core Income (5)
08/06/2015 - 12/31/2015	$9.63	$9.64	3,205	$30,890	0.00%	1.20%	1.40%	(1.90%)	(1.90%)
Diversified Bond
2015	$10.09	$14.40	560,594	$6,636,804	0.00%	0.40%	1.85%	(0.80%)	0.65%
2014	10.16	14.30	487,598	5,776,410	0.00%	0.40%	1.85%	5.72%	7.27%
2013	9.60	13.34	262,516	3,085,537	0.00%	0.40%	1.85%	(2.96%)	(1.54%)
2012	10.68	13.54	197,179	2,425,839	3.07%	0.40%	1.85%	6.38%	7.93%
2011	10.27	12.55	162,481	1,878,990	3.44%	0.40%	2.00%	4.00%	5.52%
Floating Rate Income
2015	$9.86	$10.24	159,406	$1,592,701	0.00%	0.40%	1.85%	(0.98%)	0.46%
2014	9.95	10.20	129,762	1,302,173	0.00%	0.40%	1.85%	(1.43%)	(0.69%)
06/24/2013 - 12/31/2013	10.10	10.15	64,963	657,630	0.00%	1.10%	1.85%	2.47%	2.47%
Floating Rate Loan
2015	$9.11	$11.40	563,420	$5,496,155	0.00%	0.40%	1.95%	(2.93%)	(1.41%)
2014	9.38	11.72	557,937	5,584,340	0.00%	0.40%	1.95%	(1.11%)	0.44%
2013	9.47	11.83	527,366	5,274,049	0.00%	0.40%	1.95%	2.61%	4.11%
2012	9.23	11.52	141,992	1,393,984	4.92%	0.40%	1.85%	6.11%	7.67%
2011	8.70	10.84	160,609	1,422,290	9.90%	0.40%	2.00%	0.63%	2.10%
High Yield Bond
2015	$9.34	$21.15	460,301	$5,851,028	0.00%	0.40%	1.85%	(6.39%)	(5.02%)
2014	9.97	22.49	425,163	5,979,351	0.00%	0.40%	1.85%	(1.47%)	(0.03%)
2013	10.12	22.72	331,433	5,225,279	0.00%	0.40%	1.85%	5.28%	6.82%
2012	11.33	21.48	228,675	3,585,092	6.86%	0.40%	1.85%	13.18%	14.84%
2011	10.33	18.90	218,941	3,234,418	8.10%	0.40%	2.00%	1.53%	3.00%
Inflation Managed
2015	$8.57	$21.90	553,381	$7,553,048	0.00%	0.40%	1.95%	(4.93%)	(3.45%)
2014	9.01	22.91	591,298	8,492,095	0.00%	0.40%	1.95%	1.12%	2.70%
2013	8.90	22.53	555,746	8,319,685	0.00%	0.40%	2.00%	(10.68%)	(9.28%)
2012	10.82	25.08	555,785	9,651,913	2.28%	0.40%	2.00%	7.69%	9.43%
2011	10.03	23.15	470,933	7,742,381	2.28%	0.40%	2.00%	9.64%	11.41%
Inflation Strategy
2015	$8.51	$9.71	76,059	$701,270	0.00%	1.10%	1.85%	(4.98%)	(4.27%)
2014	8.94	10.15	80,750	775,327	0.00%	1.10%	1.85%	0.45%	1.21%
2013	8.89	10.03	48,156	472,384	0.00%	1.10%	1.85%	(11.13%)	(10.46%)
2012	11.06	11.20	41,671	462,693	0.41%	1.10%	1.85%	3.57%	4.30%
06/08/2011 - 12/31/2011	10.68	10.73	12,848	137,464	12.88%	1.15%	1.85%	6.38%	6.38%
Managed Bond
2015	$9.65	$24.63	1,037,994	$13,832,302	0.00%	0.40%	1.95%	(1.38%)	0.16%
2014	9.76	24.84	894,940	12,507,729	0.00%	0.40%	1.95%	2.42%	4.02%
2013	9.50	24.12	730,064	10,973,544	0.00%	0.40%	1.95%	(4.09%)	(2.60%)
2012	10.85	25.01	717,650	11,390,635	5.39%	0.40%	1.95%	8.58%	10.28%
2011	9.98	22.91	539,496	8,365,487	1.31%	0.40%	2.00%	1.84%	3.43%
Short Duration Bond
2015	$9.62	$12.09	893,536	$8,980,912	0.00%	0.40%	1.95%	(1.62%)	(0.09%)
2014	9.78	12.10	780,795	7,932,090	0.00%	0.40%	1.95%	(1.28%)	0.27%
2013	9.88	12.07	496,891	5,113,702	0.00%	0.40%	1.95%	(1.54%)	0.00%
2012	10.13	12.07	309,224	3,273,661	0.81%	0.40%	1.95%	1.19%	2.78%
2011	9.95	11.75	231,937	2,422,385	1.26%	0.40%	2.00%	(1.07%)	0.47%
Emerging Markets Debt
2015	$8.19	$9.37	88,290	$769,447	0.00%	0.40%	1.95%	(6.27%)	(4.80%)
2014	8.67	9.85	102,407	956,945	0.00%	0.40%	1.95%	(5.68%)	(4.21%)
2013	9.17	10.28	74,064	738,719	0.00%	0.40%	1.95%	(8.15%)	(6.81%)
06/08/2012 - 12/31/2012	10.92	11.03	18,415	202,095	7.20%	0.40%	1.85%	12.07%	12.07%
Comstock
2015	$11.78	$18.60	213,733	$3,060,372	0.00%	0.40%	1.85%	(7.77%)	(6.42%)
2014	12.75	19.88	199,742	3,083,710	0.00%	0.40%	1.85%	7.16%	8.72%
2013	11.88	18.29	184,015	2,848,135	0.00%	0.40%	1.85%	33.10%	34.57%
2012	9.01	12.79	121,349	1,434,119	1.75%	0.75%	1.85%	16.36%	17.65%
2011	7.71	10.87	162,672	1,674,147	0.47%	0.40%	2.00%	(3.90%)	(2.84%)

See Notes to Financial Statements	H-34	See explanation of references on pages H-42

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Dividend Growth
2015	$12.74	$19.38	678,979	$9,642,123	0.00%	0.40%	1.95%	0.12%	1.68%
2014	12.71	19.06	503,331	7,163,760	0.00%	0.40%	1.95%	9.94%	11.66%
2013	11.56	17.28	418,451	5,587,023	0.00%	0.40%	1.95%	27.60%	29.59%
2012	9.24	13.43	180,269	1,956,982	1.96%	0.40%	1.95%	12.33%	14.09%
2011	8.18	11.95	118,136	1,165,647	0.24%	0.40%	2.00%	1.28%	2.86%
Equity Index
2015	$12.95	$34.20	2,389,359	$32,998,891	0.00%	0.40%	1.95%	(0.81%)	0.74%
2014	13.03	34.30	1,636,678	23,543,922	0.00%	0.40%	1.95%	11.19%	12.93%
2013	11.68	30.67	543,942	7,265,432	0.00%	0.40%	1.95%	29.50%	31.39%
2012	9.59	23.58	217,090	2,223,535	2.44%	0.40%	1.85%	13.64%	15.31%
2011	8.40	20.66	139,069	1,347,082	0.13%	0.40%	2.00%	(0.04%)	1.42%
Focused Growth
2015	$13.02	$27.98	190,795	$3,333,850	0.00%	0.95%	1.95%	7.97%	8.89%
2014	12.04	25.84	118,188	1,991,038	0.00%	1.10%	1.95%	7.95%	8.82%
2013	11.14	23.87	84,308	1,433,560	0.00%	1.15%	1.95%	30.94%	31.99%
2012	8.49	18.17	107,893	1,434,332	0.00%	1.15%	1.95%	20.82%	21.80%
2011	7.02	15.00	109,291	1,380,671	0.00%	1.15%	1.95%	(11.44%)	(10.73%)
Growth
2015	$14.01	$38.55	245,757	$3,807,222	0.00%	0.95%	1.95%	5.39%	6.45%
2014	13.26	36.38	169,950	2,566,206	0.00%	0.95%	1.95%	6.77%	7.63%
2013	12.40	33.88	46,772	732,574	0.00%	1.15%	1.95%	31.62%	32.68%
2012	9.53	25.60	48,638	583,821	0.96%	1.15%	1.95%	15.95%	16.88%
2011	8.17	21.96	39,291	402,701	0.02%	0.40%	2.00%	(7.87%)	(7.13%)
Large-Cap Growth
2015	$11.63	$17.78	305,199	$4,391,393	0.00%	0.40%	1.85%	4.14%	5.67%
2014	11.12	17.03	197,526	2,686,931	0.00%	0.40%	1.85%	6.44%	8.00%
2013	12.41	15.96	180,606	2,336,048	0.00%	0.40%	1.85%	34.96%	36.93%
2012	9.27	11.80	121,561	1,183,850	0.00%	0.40%	1.85%	16.06%	17.76%
2011	7.99	8.51	154,407	1,254,365	0.00%	0.40%	2.00%	(0.78%)	0.67%
Large-Cap Value
2015	$12.19	$21.41	344,106	$4,834,627	0.00%	0.40%	1.85%	(4.76%)	(3.37%)
2014	12.82	22.38	281,070	4,301,704	0.00%	0.40%	1.85%	9.46%	11.06%
2013	11.69	20.35	226,599	3,313,368	0.00%	0.40%	1.85%	29.83%	31.73%
2012	9.41	15.60	162,852	1,868,547	1.93%	0.40%	1.85%	14.27%	15.94%
2011	8.19	13.59	186,609	1,945,963	0.31%	0.40%	2.00%	2.80%	4.30%
Long/Short Large-Cap
2015	$12.92	$17.78	164,340	$2,276,546	0.00%	0.40%	1.85%	(4.61%)	(3.21%)
2014	13.53	16.52	78,580	1,154,032	0.00%	0.40%	1.85%	13.41%	15.06%
2013	11.96	14.36	50,929	678,008	0.00%	0.40%	1.85%	32.65%	33.58%
2012	9.88	10.30	37,477	380,039	0.68%	1.15%	1.85%	15.92%	16.73%
2011	8.52	8.82	81,835	711,190	0.31%	0.40%	2.00%	(4.39%)	(3.72%)
Main Street Core
2015	$13.26	$28.41	188,783	$2,957,052	0.00%	0.40%	1.85%	1.46%	2.94%
2014	13.09	27.88	130,404	2,035,055	0.00%	0.40%	1.85%	8.78%	10.37%
2013	12.01	25.51	115,323	1,696,499	0.00%	0.40%	1.85%	29.35%	31.24%
2012	9.55	19.63	113,937	1,271,907	0.99%	0.40%	1.85%	14.87%	16.55%
2011	8.27	17.01	128,859	1,283,187	0.09%	0.40%	2.00%	(1.36%)	0.08%
Mid-Cap Equity
2015	$11.78	$30.59	322,367	$4,687,047	0.00%	0.40%	1.95%	(0.40%)	1.16%
2014	11.76	30.55	224,286	3,255,608	0.00%	0.40%	1.95%	2.21%	3.81%
2013	11.44	29.72	141,193	2,207,480	0.00%	0.40%	1.95%	33.58%	35.67%
2012	8.51	22.13	142,476	1,701,723	0.69%	0.40%	1.95%	5.27%	6.92%
2011	8.04	20.90	155,740	1,878,124	0.06%	0.40%	2.00%	(7.22%)	(5.77%)
Mid-Cap Growth
2015	$11.17	$17.64	336,671	$4,633,991	0.00%	0.40%	1.85%	(7.46%)	(6.10%)
2014	12.01	19.04	293,108	4,411,479	0.00%	0.40%	1.85%	6.50%	8.06%
2013	11.81	17.86	221,848	3,304,040	0.00%	0.40%	1.85%	30.65%	32.09%
2012	9.44	13.66	140,772	1,701,455	0.43%	0.75%	1.85%	5.52%	6.69%
2011	8.90	12.37	145,979	1,710,877	0.00%	0.40%	2.00%	(9.49%)	(8.50%)
Mid-Cap Value
2015	$12.12	$23.96	149,988	$2,414,417	0.00%	0.40%	1.95%	(2.30%)	(0.77%)
2014	12.38	24.15	145,554	2,503,761	0.00%	0.40%	1.95%	4.44%	6.07%
2013	11.80	22.76	91,614	1,680,893	0.00%	0.40%	1.95%	31.31%	32.89%
2012	9.65	16.61	52,724	828,161	1.41%	0.75%	1.95%	12.27%	13.17%
2011	8.54	14.67	49,994	720,549	5.23%	0.40%	2.00%	(7.50%)	(6.76%)

See Notes to Financial Statements	H-35	See explanation of references on page H-42

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Small-Cap Equity
2015	$11.31	$20.54	68,695	$943,665	0.00%	0.75%	1.85%	(9.57%)	(8.57%)
2014	12.48	22.61	108,166	1,567,465	0.00%	0.75%	1.85%	(0.15%)	0.95%
2013	12.48	24.58	66,504	1,034,440	0.00%	0.40%	1.85%	32.97%	34.44%
2012	11.58	16.88	20,544	297,090	1.35%	0.40%	1.85%	13.80%	15.06%
2011	10.12	15.78	39,807	528,269	0.17%	0.40%	2.00%	(5.15%)	(3.76%)
Small-Cap Growth
2015	$10.90	$16.96	231,229	$2,869,194	0.00%	0.40%	1.85%	(10.03%)	(8.72%)
2014	12.10	18.83	205,491	2,838,749	0.00%	0.40%	1.85%	(1.47%)	(0.03%)
2013	12.30	19.09	134,772	2,039,647	0.00%	0.40%	1.85%	31.42%	33.33%
2012	10.40	13.77	83,137	994,768	0.08%	0.40%	1.85%	10.79%	12.42%
2011	9.34	12.25	89,120	976,324	0.00%	0.40%	2.00%	(4.87%)	(3.48%)
Small-Cap Index
2015	$11.99	$24.46	265,374	$3,901,626	0.00%	0.40%	1.85%	(6.67%)	(5.31%)
2014	12.84	25.84	215,480	3,563,387	0.00%	0.40%	1.85%	2.47%	3.97%
2013	12.53	25.09	155,485	2,741,625	0.00%	0.40%	1.85%	35.74%	37.72%
2012	9.76	18.40	70,076	896,653	1.20%	0.40%	1.85%	14.00%	15.67%
2011	8.52	16.07	59,013	705,012	0.20%	0.40%	2.00%	(6.26%)	(4.89%)
Small-Cap Value
2015	$11.71	$36.68	181,602	$2,894,467	0.00%	0.40%	1.85%	(6.09%)	(4.72%)
2014	12.45	38.50	161,931	3,091,019	0.00%	0.40%	1.85%	3.71%	5.22%
2013	12.00	36.59	132,958	2,695,425	0.00%	0.40%	1.85%	30.06%	31.96%
2012	10.99	27.73	80,321	1,498,045	2.01%	0.40%	1.85%	9.05%	10.65%
2011	10.02	25.06	90,244	1,717,586	0.50%	0.40%	2.00%	0.43%	1.90%
Value Advantage
2015	$12.10	$12.31	40,726	$498,270	0.00%	1.15%	1.85%	(6.39%)	(5.83%)
2014	12.94	13.08	37,454	487,559	0.00%	1.15%	1.80%	12.45%	12.78%
10/03/2013 - 12/31/2013	11.56	11.59	2,200	25,463	0.00%	1.20%	1.50%	9.90%	9.90%
Emerging Markets
2015	$8.14	$50.92	411,445	$5,139,321	0.00%	0.40%	1.95%	(15.71%)	(14.39%)
2014	9.59	59.48	290,700	4,740,586	0.00%	0.40%	1.95%	(6.83%)	(5.37%)
2013	10.23	62.86	180,965	3,807,371	0.00%	0.40%	1.95%	6.65%	8.31%
2012	9.53	58.04	141,340	2,753,424	0.79%	0.40%	1.95%	19.17%	21.04%
2011	7.94	47.95	110,485	2,273,828	1.42%	0.40%	2.00%	(19.55%)	(18.29%)
International Large-Cap
2015	$10.16	$20.64	506,410	$6,241,401	0.00%	0.40%	1.95%	(2.36%)	(0.83%)
2014	10.39	20.82	381,592	4,881,027	0.00%	0.40%	1.95%	(6.86%)	(5.40%)
2013	11.15	22.01	193,917	2,995,457	0.00%	0.40%	1.95%	16.14%	17.95%
2012	9.69	18.66	184,906	2,469,220	1.60%	0.40%	1.95%	20.16%	22.04%
2011	8.04	15.29	182,133	2,172,150	0.96%	0.40%	2.00%	(11.85%)	(10.48%)
International Small-Cap
2015	$9.57	$15.90	188,628	$2,254,459	0.00%	0.40%	1.95%	4.37%	6.00%
2014	9.12	15.24	108,176	1,128,994	0.00%	0.40%	1.95%	(4.30%)	(2.81%)
2013	9.47	15.92	87,135	964,271	0.00%	0.40%	1.95%	25.74%	27.58%
2012	7.49	11.23	62,455	525,859	2.10%	0.40%	1.85%	17.25%	18.96%
2011	6.36	7.86	93,339	676,613	4.09%	0.40%	2.00%	(13.87%)	(12.62%)
International Value
2015	$6.27	$12.42	332,798	$3,079,004	0.00%	0.40%	1.95%	(4.52%)	(3.02%)
2014	6.53	12.94	231,301	2,221,630	0.00%	0.40%	1.95%	(12.27%)	(10.90%)
2013	7.39	14.66	175,539	1,893,743	0.00%	0.40%	1.95%	19.33%	21.20%
2012	6.16	12.22	159,935	1,402,647	2.96%	0.40%	1.95%	15.54%	17.35%
2011	5.30	10.52	245,862	2,012,758	3.00%	0.40%	2.00%	(14.59%)	(13.25%)
Health Sciences
2015	$16.68	$47.25	816,019	$18,087,349	0.00%	0.60%	1.95%	7.47%	8.93%
2014	15.50	43.37	462,767	10,618,282	0.00%	0.60%	1.95%	22.13%	23.17%
2013	12.68	32.64	297,658	6,900,297	0.00%	1.10%	1.95%	53.47%	54.70%
2012	13.49	21.20	161,070	2,857,431	0.00%	1.15%	1.95%	23.25%	24.24%
2011	10.94	17.15	121,018	1,899,409	0.00%	1.15%	1.95%	9.78%	10.66%
Real Estate
2015	$11.49	$49.92	459,686	$6,635,007	0.00%	0.40%	1.85%	(0.34%)	1.12%
2014	11.53	49.87	421,467	6,591,804	0.00%	0.40%	1.85%	28.20%	30.07%
2013	8.99	38.72	217,227	2,925,355	0.00%	0.40%	1.85%	(0.15%)	1.31%
2012	9.32	38.61	146,338	2,135,691	1.25%	0.40%	1.85%	14.07%	15.74%
2011	8.13	33.69	118,600	1,984,920	0.00%	0.40%	2.00%	4.18%	5.70%

See Notes to Financial Statements	H-36	See explanation of references on page H-42

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Technology
2015	$7.41	$14.21	206,048	$2,550,653	0.00%	0.60%	1.85%	(4.82%)	(3.62%)
2014	7.75	14.90	175,771	2,264,190	0.00%	0.60%	1.85%	7.84%	8.65%
2013	7.15	12.66	141,804	1,693,866	0.00%	1.10%	1.85%	20.25%	21.10%
2012	5.92	11.43	96,154	947,254	0.00%	1.15%	1.85%	5.17%	5.91%
2011	5.60	9.97	89,168	841,640	0.00%	1.15%	1.85%	(6.64%)	(5.99%)
Absolute Return (5)
09/08/2015 - 12/31/2015	$9.53	$9.57	725	$6,928	0.00%	1.20%	1.80%	(1.64%)	(1.64%)
Currency Strategies
2015	$10.07	$10.37	18,103	$184,640	0.00%	1.15%	1.80%	(0.28%)	0.27%
2014	10.10	10.35	25,851	263,373	0.00%	1.15%	1.80%	1.68%	2.35%
2013	9.92	10.11	10,875	109,089	0.00%	1.15%	1.80%	2.02%	2.02%
12/21/2012 - 12/31/2012	9.85	9.85	253	2,493	0.00%	1.65%	1.65%	(0.29%)	(0.29%)
Equity Long/Short (5)
07/15/2015 - 12/31/2015	$11.46	$11.52	222,410	$2,555,415	0.00%	1.10%	1.85%	10.16%	10.16%
Global Absolute Return
2015	$10.02	$10.60	69,668	$709,170	0.00%	0.40%	1.70%	0.95%	2.28%
2014	9.92	10.37	68,304	685,405	0.00%	0.40%	1.70%	4.24%	5.61%
2013	9.52	9.82	25,466	246,016	0.00%	0.40%	1.70%	(2.48%)	(2.48%)
12/17/2012 - 12/31/2012	9.95	9.95	47	471	0.00%	1.35%	1.35%	0.59%	0.59%
Pacific Dynamix - Conservative Growth
2015	$10.41	$15.00	2,919,205	$35,959,797	0.00%	0.75%	1.85%	(2.91%)	(1.84%)
2014	10.71	15.34	2,475,339	32,162,891	0.00%	0.75%	1.85%	3.57%	4.71%
2013	10.33	14.71	1,517,519	21,002,800	0.00%	0.75%	2.00%	7.22%	8.19%
2012	10.58	13.60	817,959	10,979,964	1.86%	1.10%	2.00%	7.41%	8.22%
2011	9.77	12.58	326,641	4,076,484	4.47%	1.10%	1.85%	1.04%	1.74%
Pacific Dynamix - Moderate Growth
2015	$10.71	$17.42	7,630,663	$99,802,478	0.00%	0.40%	1.85%	(3.65%)	(2.58%)
2014	11.10	17.08	5,853,380	82,473,135	0.00%	0.75%	1.85%	3.60%	4.75%
2013	10.70	16.37	3,716,555	55,806,917	0.00%	0.75%	2.00%	12.67%	14.09%
2012	10.30	14.41	2,104,101	29,539,193	2.44%	0.75%	2.00%	9.69%	10.52%
2011	9.37	13.04	706,472	9,079,526	3.21%	1.10%	1.85%	(1.36%)	(0.67%)
Pacific Dynamix - Growth
2015	$11.01	$19.15	1,361,612	$20,221,581	0.00%	0.40%	2.00%	(4.38%)	(2.84%)
2014	11.49	19.71	1,009,242	16,255,422	0.00%	0.40%	2.00%	3.34%	5.01%
2013	11.11	18.77	705,674	11,828,425	0.00%	0.40%	2.00%	18.77%	20.50%
2012	10.17	15.57	604,763	8,941,830	1.55%	0.40%	1.85%	11.67%	13.31%
2011	9.06	13.74	425,773	5,626,088	2.56%	0.40%	1.85%	(3.64%)	(2.24%)
Portfolio Optimization Conservative
2015	$9.86	$11.45	7,941,851	$85,084,146	0.00%	0.40%	2.00%	(2.01%)	(0.43%)
2014	10.04	11.50	9,088,924	99,346,375	0.00%	0.40%	2.00%	1.34%	2.98%
2013	9.89	11.17	9,788,730	105,694,996	0.00%	0.40%	2.00%	1.00%	2.62%
2012	10.60	11.01	13,253,818	141,359,702	2.71%	0.40%	2.00%	7.93%	9.67%
05/02/2011 - 12/31/2011	9.82	10.16	11,491,681	113,086,654	1.64%	0.40%	2.00%	(1.60%)	(1.60%)
Portfolio Optimization Moderate-Conservative
2015	$10.28	$12.03	16,700,407	$186,390,717	0.00%	0.40%	2.00%	(2.38%)	(0.81%)
2014	10.51	12.22	17,327,273	197,626,965	0.00%	0.40%	2.00%	1.97%	3.62%
2013	10.28	11.94	17,986,289	201,173,455	0.00%	0.40%	2.00%	6.02%	7.73%
2012	10.45	11.22	16,901,834	177,951,281	2.39%	0.40%	2.00%	9.44%	11.21%
05/03/2011 - 12/31/2011	9.55	10.21	15,891,449	152,130,228	1.52%	0.40%	2.00%	(4.23%)	(4.23%)
Portfolio Optimization Moderate
2015	$10.64	$12.79	52,508,499	$605,136,215	0.00%	0.40%	2.00%	(2.33%)	(0.76%)
2014	10.87	13.05	57,328,941	674,837,992	0.00%	0.40%	2.00%	2.55%	4.20%
2013	10.58	12.67	59,280,506	679,545,787	0.00%	0.40%	2.00%	10.51%	12.29%
2012	10.27	11.42	57,984,769	599,663,537	2.11%	0.40%	2.00%	10.70%	12.49%
05/02/2011 - 12/31/2011	9.28	10.28	55,488,229	516,035,219	1.34%	0.40%	2.00%	(7.03%)	(7.03%)
Portfolio Optimization Growth
2015	$11.05	$13.63	38,578,679	$457,758,467	0.00%	0.40%	2.00%	(2.30%)	(0.73%)
2014	11.28	13.89	41,776,027	505,845,757	0.00%	0.40%	2.00%	3.00%	4.67%
2013	10.92	13.43	45,400,112	532,329,838	0.00%	0.40%	2.00%	15.14%	16.99%
2012	10.08	11.62	49,294,221	500,099,820	1.70%	0.40%	2.00%	11.76%	13.56%
05/13/2011 - 12/31/2011	9.02	10.35	52,994,157	479,205,928	1.06%	0.40%	2.00%	(7.47%)	(7.47%)

See Notes to Financial Statements	H-37	See explanation of references on page H-42

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income		Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)		Lowest	Highest	Lowest	Highest
Portfolio Optimization Aggressive-Growth
2015	$11.28	$14.20	9,742,780	$115,945,064	0.00%		0.40%	2.00%	(2.87%)	(1.31%)
2014	11.59	14.56	10,957,996	133,797,039	0.00%		0.40%	2.00%	3.20%	4.87%
2013	11.17	14.05	12,554,672	148,100,155	0.00%		0.40%	2.00%	18.47%	20.38%
2012	9.87	11.81	13,283,546	131,845,591	1.37%		0.40%	2.00%	12.88%	14.71%
05/03/2011 - 12/31/2011	8.74	10.42	14,855,932	130,189,392	0.88%		0.40%	2.00%	(11.81%)	(11.81%)
Invesco V.I. Balanced-Risk Allocation Series II
2015	$9.56	$17.04	1,432,890	$17,302,458	3.91%		0.40%	2.00%	(6.29%)	(4.78%)
2014	10.18	17.89	1,224,092	16,528,516	0.00%		0.40%	2.00%	3.62%	5.29%
2013	9.80	16.99	812,212	11,843,747	1.45%		0.40%	2.00%	(0.59%)	1.01%
2012	10.79	16.82	720,003	11,226,332	0.93%		0.40%	2.00%	8.44%	9.59%
2011	9.93	14.94	216,209	3,157,610	0.13%		0.95%	2.00%	8.59%	9.35%
Invesco V.I. Equity and Income Series II
2015	$9.82	$10.15	45,239	$453,779	2.80%		0.75%	1.80%	(4.32%)	(3.75%)
06/18/2014 - 12/31/2014	10.50	10.54	17,059	179,532	3.62%		1.20%	1.80%	1.84%	1.84%
Invesco V.I. Global Real Estate Series II (5)
06/01/2015 - 12/31/2015	$9.34	$9.42	16,152	$151,199	6.25%		0.40%	1.70%	(4.70%)	(4.70%)
American Century VP Mid Cap Value Class II
2015	$12.72	$14.39	255,990	$3,373,151	1.53%		0.40%	1.85%	(3.38%)	(1.97%)
2014	13.14	14.68	181,646	2,520,798	0.93%		0.40%	1.85%	14.17%	15.77%
03/04/2013 - 12/31/2013	11.51	12.68	74,224	910,322	1.09%		0.40%	1.85%	19.16%	19.16%
American Funds IS Asset Allocation Fund Class 4
2015	$9.81	$10.41	15,387,942	$151,177,761	8.99%		0.40%	2.00%	0.39%	0.39%
06/20/2014 - 12/31/2014	10.37	10.37	2,615	27,105	4.74%		0.75%	0.75%	0.51%	0.51%
American Funds IS Blue Chip Income and Growth Fund Class 4 (5)
12/28/2015 - 12/31/2015	$9.76	$9.76	959	$9,358	0.00%		1.40%	1.40%	(0.65%)	(0.65%)
American Funds IS Capital Income Builder Class 4
2015	$9.50	$9.68	170,738	$1,637,397	2.59%		0.75%	1.85%	(3.50%)	(2.53%)
06/20/2014 - 12/31/2014	9.86	9.93	34,489	341,009	2.97%		0.75%	1.75%	(2.91%)	(2.91%)
American Funds IS Global Balanced Fund Class 4 (5)
12/30/2015-12/31/2015	$9.82	$9.82	1,546	$15,174	0.00%		1.20%	1.20%	(0.65%)	(0.65%)
American Funds IS Global Growth Fund Class 4
2015	$10.91	$11.28	177,467	$1,985,569	2.05%		0.75%	1.85%	4.79%	5.42%
2014	10.60	10.68	19,016	202,320	2.00%		1.20%	1.80%	0.80%	0.80%
11/26/2013 - 12/31/2013	10.59	10.59	1,516	16,060	See Note (	7)	1.20%	1.20%	3.37%	3.37%
American Funds IS Global Growth and Income Fund Class 4 (5)
11/10/2015 - 12/31/2015	$9.77	$9.79	13,842	$135,364	See Note (	7)	0.95%	1.80%	(1.67%)	(1.67%)
American Funds IS Global Small Capitalization Fund Class 4 (5)
12/09/2015 - 12/31/2015	$9.86	$9.86	202	$1,995	0.00%		1.10%	1.10%	(0.27%)	(0.27%)
American Funds IS Growth Fund Class 4
2015	$9.91	$11.43	864,241	$8,573,852	4.15%		0.40%	1.85%	5.58%	5.58%
07/25/2014 - 12/31/2014	10.79	10.79	1,115	12,037	1.73%		0.95%	0.95%	2.87%	2.87%
American Funds IS Growth-Income Fund Class 4 (5)
09/09/2015 - 12/31/2015	$9.79	$10.85	734,774	$7,200,534	7.54%		0.40%	1.85%	3.68%	3.68%
American Funds IS High-Income Bond Fund Class 4 (5)
12/24/2015 - 12/31/2015	$9.47	$9.47	2,561	$24,249	0.00%		1.20%	1.40%	0.29%	0.29%
American Funds IS International Fund Class 4
2015	$8.94	$9.13	114,742	$1,031,827	2.01%		0.40%	1.70%	(6.26%)	(5.84%)
06/17/2014 - 12/31/2014	9.54	9.57	24,924	238,190	3.17%		1.15%	1.70%	(6.70%)	(6.70%)

See Notes to Financial Statements	H-38	See explanation of references on page H-42

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income		Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)		Lowest	Highest	Lowest	Highest
American Funds IS International Growth and Income Fund Class 4
2015	$8.68	$9.28	72,547	$658,415	2.58%		0.40%	1.80%	(7.50%)	(6.90%)
02/18/2014 - 12/31/2014	9.73	9.80	18,424	180,304	7.69%		1.15%	1.80%	(5.05%)	(5.05%)
American Funds IS Managed Risk Asset Allocation Fund Class P2
2015	$10.09	$10.25	483,241	$4,930,359	1.57%		1.10%	1.85%	(2.88%)	(2.15%)
2014	10.39	10.48	311,133	3,251,869	0.10%		1.10%	1.85%	1.48%	1.78%
12/03/2013 - 12/31/2013	10.29	10.29	29,973	308,461	See Note (	7)	1.10%	1.40%	1.88%	1.88%
American Funds IS New World Fund Class 4
2015	$8.72	$8.96	136,902	$1,201,489	0.55%		0.40%	1.85%	(4.91%)	(3.76%)
2014	9.17	9.31	53,211	490,191	1.60%		0.40%	1.70%	(9.50%)	(9.50%)
11/27/2013 - 12/31/2013	10.16	10.16	356	3,615	See Note (	7)	1.50%	1.50%	1.64%	1.64%
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4
2015	$10.07	$10.22	170,756	$1,739,883	3.01%		1.15%	1.85%	(0.57%)	0.13%
2014	10.13	10.21	20,871	212,576	2.81%		1.15%	1.85%	2.84%	3.20%
12/09/2013 - 12/31/2013	9.85	9.85	1,361	13,407	See Note (	7)	1.50%	1.85%	(0.68%)	(0.68%)
BlackRock Capital Appreciation V.I. Class III
2015	$14.62	$18.97	24,858	$419,944	0.00%		0.75%	1.30%	5.23%	5.81%
2014	13.89	17.93	23,078	369,803	0.00%		0.75%	1.30%	7.15%	7.74%
2013 (6)	12.97	16.64	24,432	363,874	0.00%		0.75%	1.30%	31.67%	32.40%
2012	9.85	12.57	16,464	187,627	0.98%		0.75%	1.30%	12.10%	12.72%
2011	8.78	11.15	7,511	78,029	0.60%		0.75%	1.30%	(9.93%)	(9.75%)
BlackRock Global Allocation V.I. Class III
2015	$10.39	$12.56	13,710,464	$152,418,269	1.06%		0.40%	2.00%	(2.96%)	(1.40%)
2014	10.68	12.91	12,698,323	145,685,709	2.49%		0.40%	2.00%	(0.09%)	1.53%
2013	10.67	12.89	9,550,232	111,332,701	1.19%		0.40%	2.00%	12.15%	13.96%
2012	9.70	11.46	7,406,435	77,560,831	1.81%		0.40%	2.00%	7.78%	9.53%
2011	8.95	10.61	4,903,787	47,318,521	2.39%		0.40%	2.00%	(5.54%)	(4.02%)
BlackRock iShares Alternative Strategies V.I. Class I
2015	$9.93	$10.15	89,490	$894,994	3.37%		0.40%	1.80%	(2.69%)	(2.10%)
07/08/2014 - 12/31/2014	10.20	10.25	26,793	274,172	6.01%		1.10%	1.70%	(0.56%)	(0.56%)
BlackRock iShares Dynamic Allocation V.I. Class I
2015	$9.46	$9.55	132,947	$1,264,569	2.06%		1.10%	1.80%	(5.31%)	(4.93%)
06/19/2014 - 12/31/2014	10.02	10.04	51,136	512,530	2.78%		1.10%	1.50%	(1.74%)	(1.74%)
BlackRock iShares Dynamic Fixed Income V.I. Class I
2015	$9.75	$9.80	25,460	$249,086	2.06%		1.10%	1.70%	(2.67%)	(2.38%)
05/30/2014 - 12/31/2014	10.01	10.04	5,734	57,502	4.12%		1.20%	1.70%	(0.12%)	(0.12%)
BlackRock iShares Equity Appreciation V.I. Class I
2015	$9.14	$9.21	47,657	$438,013	1.42%		1.10%	1.80%	(7.98%)	(7.62%)
05/27/2014 - 12/31/2014	9.92	9.96	2,962	29,464	3.29%		1.20%	1.70%	(2.04%)	(2.04%)
Fidelity VIP Contrafund Service Class 2
2015	$12.89	$13.84	723,581	$9,555,177	0.92%		0.75%	1.85%	(1.43%)	(0.53%)
2014	13.07	13.93	565,998	7,583,386	1.31%		0.75%	1.85%	9.61%	10.43%
02/12/2013 - 12/31/2013	11.92	12.62	251,215	3,096,139	1.77%		1.10%	1.85%	21.62%	21.62%
Fidelity VIP FundsManager 60% Service Class 2
2015	$11.20	$12.70	1,856,573	$21,637,629	1.09%		0.40%	1.85%	(1.57%)	(0.13%)
2014	11.36	12.71	1,366,858	16,168,412	1.48%		0.40%	1.85%	3.33%	4.84%
2013	10.98	12.13	638,756	7,404,985	1.69%		0.40%	1.85%	16.22%	17.51%
05/10/2012 - 12/31/2012	10.19	10.26	199,249	2,036,477	3.95%		0.75%	1.85%	4.70%	4.70%
Fidelity VIP Government Money Market Service Class
2015	$9.68	$9.94	667,766	$6,528,285	0.01%		0.40%	1.95%	(1.92%)	(0.39%)
04/30/2014 - 12/31/2014	9.87	9.97	428,058	4,239,934	0.01%		0.40%	1.95%	(1.29%)	(0.26%)

See Notes to Financial Statements	H-39	See explanation of references on page H-42

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income		Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)		Lowest	Highest	Lowest	Highest
Fidelity VIP Strategic Income Service Class 2
2015	$9.73	$10.04	203,094	$1,999,605	3.25%		0.40%	1.85%	(3.73%)	(2.33%)
2014	10.10	10.28	157,966	1,604,245	5.49%		0.40%	1.85%	1.48%	2.14%
11/08/2013 - 12/31/2013	9.96	9.97	7,237	72,122	See Note (	7)	1.20%	1.85%	0.25%	0.25%
First Trust Dorsey Wright Tactical Core Class I (5)
11/05/2015 - 12/31/2015	$9.93	$9.93	61,410	$609,751	0.00%		1.20%	1.20%	(2.05%)	(2.05%)
First Trust/Dow Jones Dividend & Income Allocation Class I
2015	$11.12	$12.68	885,025	$10,356,685	2.28%		0.60%	1.85%	(1.75%)	(0.51%)
2014	11.30	12.74	655,935	7,810,544	0.91%		0.60%	1.85%	8.02%	9.38%
2013	10.44	11.65	342,241	3,840,939	1.13%		0.60%	1.85%	10.69%	11.69%
05/10/2012 - 12/31/2012	10.31	10.37	112,925	1,167,968	4.89%		0.95%	1.85%	4.55%	4.55%
First Trust Multi Income Allocation Class I
2015	$9.84	$9.92	61,019	$602,877	2.62%		1.20%	1.70%	(4.67%)	(4.38%)
07/08/2014 - 12/31/2014	10.35	10.37	20,202	209,214	3.64%		1.20%	1.50%	1.04%	1.04%
Franklin Founding Funds Allocation VIP Class 2
2015	$12.58	$14.08	15,205	$200,840	2.77%		0.75%	1.30%	(7.42%)	(6.91%)
2014	13.59	15.12	11,430	162,971	3.07%		0.75%	1.30%	1.52%	2.08%
2013	13.38	14.82	8,129	116,212	7.34%		0.75%	1.30%	22.17%	22.60%
2012	10.95	11.35	3,816	42,743	1.73%		0.95%	1.30%	13.84%	13.84%
05/09/2011 - 12/31/2011	9.62	9.62	940	9,047	0.00%		1.30%	1.30%	(9.63%)	(9.63%)
Franklin Founding Funds Allocation VIP Class 4
2015	$10.40	$13.97	1,127,402	$12,739,594	2.74%		0.40%	2.00%	(8.10%)	(6.61%)
2014	11.29	15.19	1,235,531	15,213,374	2.66%		0.40%	2.00%	0.72%	2.34%
2013	11.20	15.08	981,233	12,006,174	10.07%		0.40%	2.00%	21.23%	22.33%
2012	9.82	12.43	728,062	7,380,164	2.60%		0.40%	2.00%	12.89%	13.85%
2011	8.70	11.01	709,309	6,308,176	0.02%		0.40%	2.00%	(3.62%)	(2.79%)
Franklin Income VIP Class 2 (5)
05/11/2015 - 12/31/2015	$8.93	$8.97	105,412	$944,671	3.61%		1.10%	1.85%	(10.19%)	(10.19%)
Franklin Mutual Global Discovery VIP Class 2
2015	$11.19	$15.59	395,268	$4,790,355	2.84%		0.40%	1.85%	(5.42%)	(4.03%)
2014	11.83	16.30	324,329	4,116,155	2.10%		0.40%	1.85%	3.77%	5.29%
2013	11.41	15.54	126,211	1,609,812	2.11%		0.40%	1.85%	25.97%	26.66%
2012	10.64	12.27	25,648	293,513	2.78%		0.75%	1.30%	11.89%	12.51%
2011	9.50	10.90	8,785	92,265	1.90%		0.75%	1.30%	(3.88%)	(3.68%)
Franklin Rising Dividends VIP Class 2
2015	$11.70	$13.14	566,746	$6,779,646	1.45%		0.40%	1.85%	(5.41%)	(4.03%)
2014	12.35	13.69	311,125	3,927,228	1.30%		0.40%	1.85%	6.73%	8.29%
02/06/2013 - 12/31/2013	11.54	12.64	171,300	2,072,910	1.19%		0.40%	1.85%	20.02%	20.02%
Templeton Global Bond VIP Class 2
2015	$9.16	$11.97	682,261	$6,376,877	7.45%		0.40%	1.85%	(6.06%)	(4.69%)
2014	9.74	12.60	425,869	4,236,842	5.09%		0.40%	1.85%	(0.03%)	1.43%
2013	9.73	12.47	164,126	1,658,921	6.16%		0.40%	1.85%	0.87%	0.87%
2012	11.37	12.36	13,899	163,023	6.98%		0.75%	0.75%	14.20%	14.20%
06/17/2011 - 12/31/2011	10.82	10.82	940	10,170	0.00%		0.75%	0.75%	(5.16%)	(5.16%)
GE Investments Total Return Class 3
2015	$10.67	$17.42	1,806,397	$24,725,965	1.51%		0.40%	2.00%	(3.30%)	(1.74%)
2014	11.01	17.73	1,768,189	25,633,781	1.62%		0.40%	2.00%	2.99%	4.65%
2013	10.67	16.94	1,376,347	20,724,967	1.47%		0.40%	2.00%	12.37%	13.96%
2012	10.03	14.72	1,000,860	14,059,203	1.83%		0.60%	2.00%	10.02%	11.41%
2011	9.09	12.98	493,997	6,311,400	2.15%		0.75%	2.00%	(5.01%)	(3.82%)
Ivy Funds VIP Asset Strategy
2015	$8.72	$8.81	50,136	$440,563	0.36%		1.10%	1.70%	(9.89%)	(9.35%)
05/19/2014 - 12/31/2014	9.68	9.72	40,972	397,977	0.06%		1.10%	1.70%	(2.06%)	(2.06%)
Ivy Funds VIP Energy (5)
06/19/2015 - 12/31/2015	$6.96	$6.98	20,937	$145,967	0.00%		1.15%	1.80%	(25.09%)	(25.09%)
Janus Aspen Series Balanced Service Shares
2015	$11.53	$12.70	6,334,178	$75,288,709	1.50%		0.40%	1.85%	(1.43%)	0.01%
2014	11.68	12.70	2,535,709	30,438,466	1.67%		0.40%	1.85%	6.25%	7.81%
02/18/2013 - 12/31/2013	10.97	11.78	957,715	11,064,123	2.13%		0.40%	1.85%	13.61%	13.61%

See Notes to Financial Statements	H-40	See explanation of references on page H-42

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Janus Aspen Series Flexible Bond Service Shares
2015	$9.86	$9.98	139,638	$1,387,109	1.93%	1.10%	1.85%	(1.75%)	(1.25%)
07/21/2014 - 12/31/2014	10.06	10.09	24,280	244,833	4.09%	1.20%	1.70%	0.22%	0.22%
JPMorgan Insurance Trust Global Allocation Class 2 (5)
05/14/2015 - 12/31/2015	$9.39	$9.41	37,163	$349,788	2.99%	1.15%	1.60%	(5.39%)	(5.39%)
JPMorgan Insurance Trust Income Builder Class 2 (5)
06/24/2015 - 12/31/2015	$9.49	$9.53	26,990	$257,056	8.66%	1.20%	1.70%	(3.55%)	(3.55%)
ClearBridge Variable Aggressive Growth - Class II (5)
11/10/2015 - 12/31/2015	$9.85	$9.85	3,319	$32,695	0.51%	1.80%	1.80%	(1.57%)	(1.57%)
Lord Abbett Bond Debenture Class VC
2015	$10.12	$10.94	170,212	$1,767,610	4.07%	0.40%	1.85%	(3.34%)	(1.92%)
2014	10.46	11.15	182,384	1,958,646	7.91%	0.40%	1.85%	2.43%	3.93%
01/23/2013 - 12/31/2013	10.20	10.73	53,267	559,976	11.27%	0.40%	1.85%	5.04%	5.04%
Lord Abbett International Core Equity Class VC
2015	$8.77	$12.76	65,474	$680,198	1.78%	0.40%	1.50%	(3.05%)	(2.51%)
2014	9.08	13.09	27,904	344,608	1.35%	0.75%	1.30%	(10.64%)	(10.15%)
2013	11.74	14.57	14,073	196,334	2.19%	0.75%	1.30%	21.57%	22.24%
2012	9.65	11.92	4,831	55,329	1.47%	0.75%	1.30%	13.64%	14.27%
2011	8.50	10.43	5,333	52,412	1.80%	0.75%	1.30%	(14.28%)	(14.11%)
Lord Abbett Total Return Class VC
2015	$9.88	$12.07	263,437	$2,807,528	2.69%	0.40%	1.85%	(2.48%)	(1.40%)
2014	10.13	12.24	200,655	2,194,570	2.48%	0.75%	1.85%	4.71%	5.29%
2013	10.36	11.63	120,403	1,265,757	2.57%	0.75%	1.30%	(2.38%)	(1.84%)
2012	10.58	11.84	48,236	521,898	2.94%	0.75%	1.30%	5.44%	6.02%
2011	10.73	11.17	9,655	106,467	2.80%	0.75%	1.30%	7.75%	7.96%
MFS Total Return Series - Service Class
2015	$11.26	$13.86	2,037,216	$24,728,536	2.47%	0.40%	1.85%	(2.40%)	(0.98%)
2014	11.52	14.16	1,687,542	21,055,013	1.89%	0.40%	1.85%	6.25%	7.80%
2013	10.83	13.30	1,071,314	12,808,659	1.77%	0.40%	1.85%	16.56%	17.85%
2012	10.32	11.38	324,475	3,366,137	1.95%	0.75%	1.85%	9.11%	9.66%
05/9/2011 - 12/31/2011	9.49	9.52	24,249	230,523	1.80%	1.15%	1.65%	(4.48%)	(4.48%)
MFS Utilities Series - Service Class
2015	$9.69	$11.19	255,467	$2,549,881	4.17%	0.40%	1.85%	(16.32%)	(15.10%)
2014	11.56	13.18	184,688	2,192,512	2.64%	0.40%	1.85%	10.40%	11.18%
01/15/2013 - 12/31/2013	10.46	11.68	16,420	184,186	2.97%	1.15%	1.85%	15.82%	15.82%
MFS Value Series - Service Class
2015	$15.85	$19.05	42,304	$707,212	2.14%	0.75%	1.30%	(2.21%)	(1.67%)
2014	16.20	19.37	40,541	691,324	1.38%	0.75%	1.30%	8.78%	9.38%
2013	14.90	17.71	32,641	513,170	1.06%	0.75%	1.30%	33.85%	34.58%
2012	11.13	13.16	24,609	291,084	1.44%	0.75%	1.30%	14.38%	15.01%
2011	9.73	11.44	9,387	103,118	1.63%	0.75%	1.30%	(1.41%)	(1.21%)
MFS Massachusetts Investors Growth Stock - Service Class (5)
03/27/2015 - 12/31/2015	$9.77	$9.78	56,536	$552,798	0.69%	0.75%	0.95%	(2.34%)	(2.19%)
Oppenheimer Global Fund/VA Service Shares (5)
11/03/2015 - 12/31/2015	$9.73	$9.74	5,045	$49,091	0.00%	1.10%	1.70%	(4.24%)	(4.24%)
PIMCO All Asset All Authority - Advisor Class
2015	$8.04	$8.08	4,033	$32,560	4.10%	1.20%	1.50%	(13.45%)	(13.45%)
06/19/2014 - 12/31/2014	9.32	9.34	474	4,425	7.64%	1.20%	1.50%	(8.64%)	(8.64%)
PIMCO CommodityRealReturn Strategy - Advisor Class
2015	$4.87	$5.25	55,074	$283,348	4.06%	0.40%	1.85%	(27.03%)	(25.96%)
2014	6.67	7.15	38,325	267,824	0.29%	0.40%	1.85%	(20.11%)	(18.94%)
01/23/2013 - 12/31/2013	8.35	8.89	13,798	118,347	0.88%	0.40%	1.85%	(17.35%)	(17.35%)
Schwab VIT Balanced
2015	$11.07	$11.07	325,670	$3,604,551	0.99%	0.60%	0.60%	(2.59%)	(2.59%)
2014	11.36	11.36	317,530	3,607,823	0.60%	0.60%	0.60%	3.53%	3.53%
2013	10.98	10.98	211,550	2,321,793	0.14%	0.60%	0.60%	6.25%	6.25%
11/09/2012 - 12/31/2012	10.33	10.33	14,741	152,264	0.00%	0.60%	0.60%	2.35%	2.35%

See Notes to Financial Statements	H-41	See explanation of references on page H-42

SEPARATE ACCOUNT A

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period				Investment
Variable Accounts	AUV (1)		Units	Net	Income	Expense Ratios (3)		Total Returns (4)
For Each Year or Period	Lowest	Highest	Outstanding	Assets	Ratios (2)	Lowest	Highest	Lowest	Highest
Schwab VIT Balanced with Growth
2015	$11.58	$11.58	602,907	$6,979,354	1.31%	0.60%	0.60%	(3.06%)	(3.06%)
2014	11.94	11.94	497,873	5,945,202	0.78%	0.60%	0.60%	3.53%	3.53%
02/20/2013 - 12/31/2013	11.53	11.53	288,302	3,325,385	0.04%	0.60%	0.60%	7.61%	7.61%
Schwab VIT Growth
2015	$12.22	$12.22	341,795	$4,175,654	1.28%	0.60%	0.60%	(3.43%)	(3.43%)
2014	12.65	12.65	313,177	3,961,960	0.80%	0.60%	0.60%	3.35%	3.35%
02/25/2013 - 12/31/2013	12.24	12.24	334,063	4,089,354	0.02%	0.60%	0.60%	13.12%	13.12%
Van Eck VIP Global Hard Assets Class S
2015	$5.44	$5.93	148,490	$870,235	0.02%	0.95%	1.85%	(34.75%)	(34.25%)
2014	8.27	9.04	57,926	513,157	0.00%	0.95%	1.70%	(20.71%)	(20.23%)
01/23/2013 - 12/31/2013	10.60	11.34	11,188	122,860	0.09%	1.10%	1.70%	5.01%	5.01%
(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year or period ended. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year or period.
(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(3)	The expense ratios represent contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.
(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range from lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those contracts which commenced operations subsequent to the beginning of the year or period indicated for each Variable Account may not be within the ranges presented, and these contracts are excluded when calculating the total returns from lowest to highest as presented in the table. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(5)	Operations commenced during 2015 (See Note 1 in Notes to Financial Statements).
(6)	Investment income ratio represents less than 0.005%.
(7)	Subsequent to commencement of operations, the American Funds IS Global Growth Fund Class 4, American Funds IS Global Growth and Income Fund Class 4, American Funds IS Managed Risk Asset Allocation Fund Class P2, American Funds IS New World Fund Class 4, American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4, and Fidelity VIP Strategic Income Service Class 2 Variable Accounts received their annual distributions. The annualized investment income ratios were 11.70%, 11.59%, 9.09%, 13.22%, 9.46%, and 23.75%, respectively. Prior to annualization, the ratios were 1.12%, 1.19%, 0.17%, 1.20%, 0.40%, and 1.48%, respectively.

See Notes to Financial Statements	H-42

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account A (the “Separate Account”) of Pacific Life & Annuity Company (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2015 is comprised of one hundred and fourteen subaccounts (“Variable Accounts”). The Variable Accounts with no units outstanding throughout 2015 are not presented in this annual report. The assets in each of the Variable Accounts presented in these financial statements invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (see Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Schwab VIT Portfolios, and Van Eck VIP Trust (collectively, the “Funds”).

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Fidelity VIP Government Money Market Service Class Variable Account and Portfolio were formerly named Fidelity VIP Money Market Service Class Variable Account and Portfolio, respectively.

The following eighteen Variable Accounts commenced operations during 2015:

Variable Accounts	Commenced Operations on	Variable Accounts	Commenced Operations on
Core Income	August 6, 2015	American Funds IS High-Income Bond Fund Class 4	December 24, 2015
Absolute Return	September 8, 2015	First Trust Dorsey Wright Tactical Core Class I	November 5, 2015
Equity Long/Short	July 15, 2015	Franklin Income VIP Class 2	May 11, 2015
Invesco V.I. Global Real Estate Series II	June 1, 2015	Ivy Funds VIP Energy	June 19, 2015
American Funds IS Blue Chip Income and Growth Fund		JPMorgan Insurance Trust Global Allocation Class 2	May 14, 2015
Class 4	December 28, 2015	JPMorgan Insurance Trust Income Builder Class 2	June 24, 2015
American Funds IS Global Balanced Fund Class 4	December 30, 2015	ClearBridge Variable Aggressive Growth - Class II	November 10, 2015
American Funds IS Global Growth and Income Fund Class 4	November 10, 2015	MFS Massachusetts Investors Growth Stock -
American Funds IS Global Small Capitalization Fund Class 4	December 9, 2015	Service Class	March 27, 2015
American Funds IS Growth-Income Fund Class 4	September 9, 2015	Oppenheimer Global Fund/VA Service Shares	November 3, 2015

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Government Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Government Money Market Service Class Variable Account through a liquidation and plan of substitution (the “2014 Substitution”). In connection with the 2014 Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset value of the Fidelity VIP Government Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

On March 6, 2015, the net assets of the PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class, the underlying Portfolio for the PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account, were transferred to the Janus Aspen Series Balanced Portfolio Service Shares, the underlying Portfolio for the Janus Aspen Series Balanced Service Shares Variable Account through a substitution (the “March 6, 2015 Substitution”). In connection with the March 6, 2015 Substitution, any units that remained in the PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account after the close of business on March 6, 2015 were transferred to the Janus Aspen Series Balanced Service Shares Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Janus Aspen Series Balanced Portfolio and PIMCO Global Multi-Asset Managed Allocation Portfolio, as of the close of business on March 6, 2015. The PIMCO Global Multi-Asset Managed Allocation - Advisor Class Variable Account is not included in this annual report.

On March 27, 2015, the net assets of the MFS Investors Growth Stock Series Portfolio - Service Class, the underlying Portfolio for the MFS Investors Growth Stock Series - Service Class Variable Account, were transferred to the MFS Massachusetts Investors Growth Stock Portfolio -Service Class, the underlying Portfolio for the MFS Massachusetts Investors Growth Stock - Service Class Variable Account through a substitution (the “March 27, 2015 Substitution”). In connection with the March 27, 2015 Substitution, any units that remained in the MFS Investors Growth Stock Series - Service Class Variable Account after the close of business on March 27, 2015 were transferred to the MFS Massachusetts Investors Growth Stock - Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the MFS Massachusetts Investors Growth Stock Portfolio and MFS Investors Growth Stock Series Portfolio, as of the close of business on March 27, 2015. The MFS Investors Growth Stock Series - Service Class Variable Account is not included in this annual report.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively, the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “October 30, 2015 Substitutions”). In connection with the October 30, 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this annual report.

On October 30, 2015, the Precious Metals Variable Account was liquidated. Because the Variable Account was liquidated prior to December 31, 2015, no other information for the Variable Account is presented in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of PL&A.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

D. Contracts in Payout Period

Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table or 2012 IAR Mortality Table depending on the year of annuitization. The assumed investment return is 4.0 percent. The mortality risk is fully borne by PL&A and may result in additional amounts being transferred into the Variable Accounts by PL&A to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to PL&A. These transfers, if any, are shown as adjustments to net assets allocated to contracts in payout (annuitization) period in the accompanying Statements of Changes in Net Assets.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2015.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Contracts funded by the Separate Account currently being sold or administered include the Pacific Portfolios, Pacific Value, Pacific Innovations Select, Pacific Value Edge, Pacific Odyssey, Pacific Voyages, Pacific One Select, Pacific Value Select, Pacific Destinations B, Pacific Destinations, Pacific Destinations O - Series, Schwab Retirement Income Variable Annuity, Pacific Choice, and Pacific Journey Select Contracts. All Contracts except for the Pacific Destinations, Pacific Destinations O - Series, Schwab Retirement Income Variable Annuity, Pacific Choice, and Pacific Journey Select Contracts have two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. Pacific Destinations and Pacific Destinations O - Series have three death benefit options: the Standard Death Benefit, Stepped-Up Death Benefit Rider, and Stepped-Up Death Benefit II Rider. Schwab Retirement Income Variable Annuity Contracts have three death benefit options: the Standard Death Benefit, Return of Purchase Payments Death Benefit Rider, and Stepped-Up Death Benefit Rider. Pacific Choice Contracts have six different options: the Standard

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Death Benefit for 5 Year, 3 Year, and 0 Year Options (excludes Stepped-Up Death Benefit II Rider), and Stepped-Up Death Benefit II Rider for 5 Year, 3 Year, and 0 Year Options. Pacific Journey Select Contracts have four options: Without Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option (includes Standard Death Benefit), With Stepped-Up Death Benefit Rider Only, With Four Year Withdrawal Charge Option Only (includes Standard Death Benefit), and With Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option.

PL&A deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative fees PL&A assumes, and additional death benefit rider and withdrawal option charges for Contract owners who purchased the Stepped-Up Death Benefit Riders and Four Year Withdrawal Charge Option. The additional death benefit rider and withdrawal option charges are included in M&E in the accompanying Statements of Operations. The mortality risk assumed by PL&A is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. PL&A also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account that result in a direct reduction to unit values:

	Death Benefit Options

Pacific Portfolios Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider
M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Select Contracts
M&E Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.65%	1.85%

Pacific Value Edge Contracts
M&E Charge	1.55%	1.55%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.80%	2.00%

Pacific Odyssey Contracts
M&E Charge	0.15%	0.15%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.40%	0.60%

Pacific Voyages Contracts
M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.15%	1.35%

Pacific One Select Contracts
M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.75%	1.95%

Pacific Value Select Contracts
M&E Charge	1.45%	1.45%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.60%	1.80%

	Death Benefit Options
Pacific Destinations B Contracts	Standard Death Benefit	With Stepped-Up Death Benefit Rider
M&E Charge	1.15%	1.15%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.30%	1.50%

Pacific Destinations and Pacific Destinations - O Series Contract	Standard Death Benefit	With Stepped-Up Death Benefit Rider	With Stepped-Up Death Benefit II Rider
M&E Charge	0.60%	0.60%	0.60%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.20%

Total Annual Expenses	0.75%	0.95%	0.95%

Schwab Retirement Income Variable Annuity Contracts	Standard Death Benefit Benefit	With Return of Purchase Payments Death Benefit Rider	With Stepped-Up Death Benefit Rider
M&E Charge	0.35%	0.35%	0.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.40%

Total Annual Expenses	0.60%	0.80%	1.00%

Pacific Choice Contracts (Without Stepped-Up Death Benefit II Rider Charge)	Standard Death Benefit With 5 Year Option	Standard Death Benefit With 3 Year Option	Standard Death Benefit With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%

Total Annual Expenses	1.20%	1.50%	1.60%

Pacific Choice Contracts (With Stepped-Up Death Benefit II Rider Charge)	Stepped- Up Death Benefit With 5 Year Option	Stepped-Up Death Benefit With 3 Year Option	Stepped-Up Death Benefit With 0 Year Option
M&E Charge	0.95%	1.25%	1.35%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	0.20%	0.20%	0.20%

Total Annual Expenses	1.40%	1.70%	1.80%

Pacific Journey Select Contracts	Without Stepped- Up Death Benefit Rider and Four Year Withdrawal Charge Option	With Stepped-Up Death Benefit Rider Only	With Four Year Withdrawal Charge Option Only	With Stepped-Up Death Benefit Rider and Four Year Withdrawal Charge Option
M&E Charge	0.95%	0.95%	0.95%	0.95%
Administrative Fee	0.15%	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	None	0.20%
Four Year Withdrawal Charge	None	None	0.35%	0.35%

Total Annual Expenses	1.10%	1.30%	1.45%	1.65%

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in Contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2015, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, which are based on an annual percentage of average daily net assets of the Portfolios and PSD received a service fee of 0.20% from Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2015, were as follows:

Variable Accounts	Purchases	Sales
Core Income (1)	$31,464	$257
Diversified Bond	2,790,819	1,977,745
Floating Rate Income	498,588	218,534
Floating Rate Loan	1,057,703	1,083,741
High Yield Bond	1,301,025	1,137,641
Inflation Managed	1,045,996	1,718,218
Inflation Strategy	230,257	279,446
Managed Bond	3,187,841	1,919,745
Short Duration Bond	4,053,211	3,023,491
Emerging Markets Debt	193,248	345,390
Comstock	560,931	390,744
Dividend Growth	3,371,778	1,040,939
Equity Index	16,274,145	7,084,026
Focused Growth	3,652,911	2,590,486
Growth	2,676,725	1,696,867
Large-Cap Growth	2,541,463	982,772
Large-Cap Value	1,436,662	769,603
Long/Short Large-Cap	1,611,933	410,135
Main Street Core	1,112,540	256,594
Mid-Cap Equity	2,712,247	1,347,850
Mid-Cap Growth	2,263,792	1,719,232
Mid-Cap Value	556,629	636,087
Small-Cap Equity	521,992	1,079,845
Small-Cap Growth	1,271,438	915,933
Small-Cap Index	1,290,348	750,165
Small-Cap Value	684,699	745,924
Value Advantage	153,890	118,876
Emerging Markets	2,448,488	1,277,918
International Large-Cap	1,996,133	508,214
International Small-Cap	3,006,359	1,892,921
International Value	1,927,616	942,702
Health Sciences	10,426,567	4,001,504
Real Estate	3,666,861	3,714,022
Technology	1,686,946	1,261,976
Absolute Return (1)	6,991	16
Currency Strategies	50,198	131,079
Equity Long/Short (1)	2,562,349	9,057

Variable Accounts	Purchases	Sales
Global Absolute Return	$190,505	$183,462
Pacific Dynamix - Conservative Growth	8,301,058	4,058,838
Pacific Dynamix - Moderate Growth	26,076,065	6,728,355
Pacific Dynamix - Growth	5,789,351	1,229,798
Portfolio Optimization Conservative	7,352,752	21,848,217
Portfolio Optimization Moderate-Conservative	26,760,200	37,406,473
Portfolio Optimization Moderate	37,120,115	105,410,278
Portfolio Optimization Growth	13,014,011	60,101,771
Portfolio Optimization Aggressive-Growth	1,841,039	18,899,882
Invesco V.I. Balanced-Risk Allocation Series II	5,996,829	2,136,111
Invesco V.I. Equity and Income Series II	338,407	14,908
Invesco V.I. Global Real Estate Series II (1)	154,900	589
American Century VP Mid Cap Value Class II	2,680,062	1,583,410
American Funds IS Asset Allocation Fund Class 4	157,876,766	2,130,493
American Funds IS Blue Chip Income and Growth Fund Class 4 (1)	9,419	1
American Funds IS Capital Income Builder Class 4	1,414,763	27,439
American Funds IS Global Balanced Fund Class 4 (1)	15,274	-
American Funds IS Global Growth Fund Class 4	2,976,378	1,076,133
American Funds IS Global Growth and Income Fund Class 4 (1)	138,526	208
American Funds IS Global Small Capitalization Fund Class 4 (1)	2,000	1
American Funds IS Growth Fund Class 4	10,353,743	1,664,360
American Funds IS Growth-Income Fund Class 4 (1)	7,575,786	158,868
American Funds IS High-Income Bond Fund Class 4 (1)	24,184	2
American Funds IS International Fund Class 4	1,048,050	83,374
American Funds IS International Growth and Income Fund Class 4	616,666	58,870
American Funds IS Managed Risk Asset Allocation Fund Class P2	2,304,905	409,307
American Funds IS New World Fund Class 4	2,252,196	1,376,444
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	1,717,474	164,341
BlackRock Capital Appreciation V.I. Class III	100,006	42,580
BlackRock Global Allocation V.I. Class III	33,565,722	14,011,345

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
BlackRock iShares Alternative Strategies V.I. Class I	$1,899,933	$1,201,023
BlackRock iShares Dynamic Allocation V.I. Class I	2,103,421	1,233,284
BlackRock iShares Dynamic Fixed Income V.I. Class I	314,005	113,217
BlackRock iShares Equity Appreciation V.I. Class I	1,816,609	1,258,997
Fidelity VIP Contrafund Service Class 2	6,075,588	3,400,439
Fidelity VIP FundsManager 60% Service Class 2	8,530,230	1,597,994
Fidelity VIP Government Money Market Service Class	15,835,789	13,547,498
Fidelity VIP Strategic Income Service Class 2	1,428,259	920,845
First Trust Dorsey Wright Tactical Core Class I (1)	621,113	914
First Trust/Dow Jones Dividend & Income Allocation Class I	6,126,646	3,131,775
First Trust Multi Income Allocation Class I	437,505	10,403
Franklin Founding Funds Allocation VIP Class 2	61,213	6,215
Franklin Founding Funds Allocation VIP Class 4	1,711,990	2,906,771
Franklin Income VIP Class 2 (1)	1,219,230	204,137
Franklin Mutual Global Discovery VIP Class 2	3,110,765	1,777,446
Franklin Rising Dividends VIP Class 2	4,307,878	563,726
Templeton Global Bond VIP Class 2	4,531,175	1,689,403
GE Investments Total Return Class 3	3,823,755	3,179,552
Ivy Funds VIP Asset Strategy	178,297	20,384
Ivy Funds VIP Energy (1)	597,488	445,239
Janus Aspen Series Balanced Service Shares	54,166,288	6,477,466
Janus Aspen Series Flexible Bond Service Shares	1,859,368	672,754

(1) Operations commenced during 2015.

Variable Accounts	Purchases	Sales
JPMorgan Insurance Trust Global Allocation Class 2 (1)	$409,399	$44,814
JPMorgan Insurance Trust Income Builder Class 2 (1)	265,350	1,115
ClearBridge Variable Aggressive Growth - Class II (1)	36,769	81
Lord Abbett Bond Debenture Class VC	799,897	867,633
Lord Abbett International Core Equity Class VC	439,700	61,346
Lord Abbett Total Return Class VC	1,635,177	912,067
MFS Total Return Series - Service Class	8,599,042	3,219,637
MFS Utilities Series - Service Class	1,500,285	439,302
MFS Value Series - Service Class	149,519	68,970
MFS Massachusetts Investors Growth Stock - Service Class (1)	771,615	160,086
Oppenheimer Global Fund/VA Service Shares (1)	50,338	84
PIMCO All Asset All Authority - Advisor Class	32,499	195
PIMCO CommodityRealReturn Strategy - Advisor Class	209,461	88,391
Schwab VIT Balanced	468,034	357,558
Schwab VIT Balanced with Growth	1,726,380	378,129
Schwab VIT Growth	518,435	134,063
Van Eck VIP Global Hard Assets Class S	952,094	228,506

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2015, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2015 and 2014 were as follows:

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Core Income (1)	3,221	(16)	3,205
Diversified Bond	258,760	(185,764)	72,996	279,342	(54,260)	225,082
Floating Rate Income	47,844	(18,200)	29,644	100,234	(35,435)	64,799
Floating Rate Loan	110,732	(105,249)	5,483	291,091	(260,520)	30,571
High Yield Bond	119,559	(84,421)	35,138	298,429	(204,699)	93,730
Inflation Managed	94,053	(131,970)	(37,917)	140,057	(104,505)	35,552
Inflation Strategy	23,717	(28,408)	(4,691)	36,494	(3,900)	32,594
Managed Bond	280,345	(137,291)	143,054	293,308	(128,432)	164,876
Short Duration Bond	430,790	(318,049)	112,741	665,403	(381,499)	283,904
Emerging Markets Debt	20,622	(34,739)	(14,117)	106,113	(77,770)	28,343
Comstock	38,592	(24,601)	13,991	85,782	(70,055)	15,727
Dividend Growth	246,906	(71,258)	175,648	208,048	(123,168)	84,880
Equity Index	1,263,750	(511,069)	752,681	1,273,286	(180,550)	1,092,736
Focused Growth	222,771	(150,164)	72,607	124,111	(90,231)	33,880
Growth	181,156	(105,349)	75,807	133,919	(10,741)	123,178
Large-Cap Growth	172,611	(64,938)	107,673	94,210	(77,290)	16,920
Large-Cap Value	106,791	(43,755)	63,036	114,501	(60,030)	54,471
Long/Short Large-Cap	117,605	(31,845)	85,760	43,995	(16,344)	27,651
Main Street Core	73,601	(15,222)	58,379	38,610	(23,529)	15,081
Mid-Cap Equity	189,504	(91,423)	98,081	104,175	(21,082)	83,093
Mid-Cap Growth	163,726	(120,163)	43,563	186,734	(115,474)	71,260
Mid-Cap Value	34,948	(30,514)	4,434	78,884	(24,944)	53,940
Small-Cap Equity	38,695	(78,166)	(39,471)	54,454	(12,792)	41,662
Small-Cap Growth	89,227	(63,489)	25,738	167,199	(96,480)	70,719

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Small-Cap Index	91,759	(41,865)	49,894	175,157	(115,162)	59,995
Small-Cap Value	49,325	(29,654)	19,671	82,174	(53,201)	28,973
Value Advantage	12,065	(8,793)	3,272	141,750	(106,496)	35,254
Emerging Markets	225,089	(104,344)	120,745	185,309	(75,574)	109,735
International Large-Cap	158,291	(33,473)	124,818	222,174	(34,499)	187,675
International Small-Cap	248,434	(167,982)	80,452	128,900	(107,859)	21,041
International Value	192,742	(91,245)	101,497	78,991	(23,229)	55,762
Health Sciences	541,609	(188,357)	353,252	341,208	(176,099)	165,109
Real Estate	294,810	(256,591)	38,219	331,782	(127,542)	204,240
Technology	123,995	(93,718)	30,277	89,546	(55,579)	33,967
Absolute Return (1)	725	-	725
Currency Strategies	5,206	(12,954)	(7,748)	77,038	(62,062)	14,976
Equity Long/Short (1)	223,761	(1,351)	222,410
Global Absolute Return	18,634	(17,270)	1,364	48,502	(5,664)	42,838
Pacific Dynamix - Conservative Growth	765,101	(321,235)	443,866	1,207,665	(249,845)	957,820
Pacific Dynamix - Moderate Growth	2,275,840	(498,557)	1,777,283	2,464,106	(327,281)	2,136,825
Pacific Dynamix - Growth	412,335	(59,965)	352,370	424,473	(120,905)	303,568
Portfolio Optimization Conservative	771,799	(1,918,872)	(1,147,073)	1,874,980	(2,574,786)	(699,806)
Portfolio Optimization Moderate-Conservative	2,564,026	(3,190,892)	(626,866)	2,875,408	(3,534,424)	(659,016)
Portfolio Optimization Moderate	3,794,849	(8,615,291)	(4,820,442)	5,477,922	(7,429,487)	(1,951,565)
Portfolio Optimization Growth	1,567,692	(4,765,040)	(3,197,348)	1,999,322	(5,623,407)	(3,624,085)
Portfolio Optimization Aggressive-Growth	179,479	(1,394,695)	(1,215,216)	244,472	(1,841,148)	(1,596,676)
Invesco V.I. Balanced-Risk Allocation Series II	357,630	(148,832)	208,798	695,344	(283,464)	411,880
Invesco V.I. Equity and Income Series II (2)	29,368	(1,188)	28,180	17,059	-	17,059
Invesco V.I. Global Real Estate Series II (1)	16,166	(14)	16,152
American Century VP Mid Cap Value Class II	196,165	(121,821)	74,344	189,819	(82,397)	107,422
American Funds IS Asset Allocation Fund Class 4 (2)	15,639,269	(253,942)	15,385,327	2,795	(180)	2,615
American Funds IS Blue Chip Income and Growth Fund Class 4 (1)	959	-	959
American Funds IS Capital Income Builder Class 4 (2)	137,737	(1,488)	136,249	34,562	(73)	34,489
American Funds IS Global Balanced Fund Class 4 (1)	1,546	-	1,546
American Funds IS Global Growth Fund Class 4	263,575	(105,124)	158,451	20,141	(2,641)	17,500
American Funds IS Global Growth and Income Fund Class 4 (1)	13,842	-	13,842
American Funds IS Global Small Capitalization Fund Class 4 (1)	202	-	202
American Funds IS Growth Fund Class 4 (2)	1,040,561	(177,435)	863,126	1,116	(1)	1,115
American Funds IS Growth-Income Fund Class 4 (1)	748,194	(13,420)	734,774
American Funds IS High-Income Bond Fund Class 4 (1)	2,561	-	2,561
American Funds IS International Fund Class 4 (2)	97,790	(7,972)	89,818	24,966	(42)	24,924
American Funds IS International Growth and Income Fund Class 4 (2)	58,543	(4,420)	54,123	24,833	(6,409)	18,424
American Funds IS Managed Risk Asset Allocation Fund Class P2	216,744	(44,636)	172,108	285,050	(3,890)	281,160
American Funds IS New World Fund Class 4	256,649	(172,958)	83,691	54,226	(1,371)	52,855
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	164,716	(14,831)	149,885	30,570	(11,060)	19,510
BlackRock Capital Appreciation V.I. Class III	4,182	(2,402)	1,780	1,635	(2,989)	(1,354)
BlackRock Global Allocation V.I. Class III	2,240,464	(1,228,323)	1,012,141	4,048,626	(900,535)	3,148,091
BlackRock iShares Alternative Strategies V.I. Class I (2)	187,147	(124,450)	62,697	27,076	(283)	26,793
BlackRock iShares Dynamic Allocation V.I. Class I (2)	214,010	(132,199)	81,811	51,137	(1)	51,136
BlackRock iShares Dynamic Fixed Income V.I. Class I (2)	30,768	(11,042)	19,726	5,776	(42)	5,734
BlackRock iShares Equity Appreciation V.I. Class I (2)	185,295	(140,600)	44,695	3,008	(46)	2,962
Fidelity VIP Contrafund Service Class 2	414,383	(256,800)	157,583	409,369	(94,586)	314,783
Fidelity VIP FundsManager 60% Service Class 2	632,698	(142,983)	489,715	792,968	(64,866)	728,102
Fidelity VIP Government Money Market Service Class (2)	1,661,732	(1,422,024)	239,708	943,876	(515,818)	428,058
Fidelity VIP Strategic Income Service Class 2	123,431	(78,303)	45,128	223,906	(73,177)	150,729
First Trust Dorsey Wright Tactical Core Class I (1)	61,410	-	61,410
First Trust/Dow Jones Dividend & Income Allocation Class I	491,434	(262,344)	229,090	404,183	(90,489)	313,694
First Trust Multi Income Allocation Class I (2)	41,339	(522)	40,817	20,229	(27)	20,202
Franklin Founding Funds Allocation VIP Class 2	4,092	(317)	3,775	3,714	(413)	3,301
Franklin Founding Funds Allocation VIP Class 4	120,142	(228,271)	(108,129)	844,780	(590,482)	254,298
Franklin Income VIP Class 2 (1)	110,810	(5,398)	105,412
Franklin Mutual Global Discovery VIP Class 2	227,338	(156,399)	70,939	422,245	(224,127)	198,118
Franklin Rising Dividends VIP Class 2	295,514	(39,893)	255,621	222,009	(82,184)	139,825
Templeton Global Bond VIP Class 2	447,993	(191,601)	256,392	500,244	(238,501)	261,743
GE Investments Total Return Class 3	243,563	(205,355)	38,208	572,057	(180,215)	391,842

SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

	2015			2014
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Ivy Funds VIP Asset Strategy (2)	10,917	(1,753)	9,164	40,985	(13)	40,972
Ivy Funds VIP Energy (1)	76,168	(55,231)	20,937
Janus Aspen Series Balanced Service Shares	4,416,362	(617,893)	3,798,469	1,714,246	(136,252)	1,577,994
Janus Aspen Series Flexible Bond Service Shares (2)	186,436	(71,078)	115,358	26,479	(2,199)	24,280
JPMorgan Insurance Trust Global Allocation Class 2 (1)	37,202	(39)	37,163
JPMorgan Insurance Trust Income Builder Class 2 (1)	27,029	(39)	26,990
ClearBridge Variable Aggressive Growth - Class II (1)	3,319	-	3,319
Lord Abbett Bond Debenture Class VC	70,366	(82,538)	(12,172)	180,204	(51,087)	129,117
Lord Abbett International Core Equity Class VC	43,461	(5,891)	37,570	14,400	(569)	13,831
Lord Abbett Total Return Class VC	152,550	(89,768)	62,782	88,157	(7,905)	80,252
MFS Total Return Series - Service Class	606,352	(256,678)	349,674	715,863	(99,635)	616,228
MFS Utilities Series - Service Class	108,999	(38,220)	70,779	177,473	(9,205)	168,268
MFS Value Series - Service Class	5,934	(4,171)	1,763	10,625	(2,725)	7,900
MFS Massachusetts Investors Growth Stock - Service Class (1)	73,229	(16,693)	56,536
Oppenheimer Global Fund/VA Service Shares (1)	5,045	-	5,045
PIMCO All Asset All Authority - Advisor Class (2)	3,559	-	3,559	474	-	474
PIMCO CommodityRealReturn Strategy - Advisor Class	29,106	(12,357)	16,749	31,804	(7,277)	24,527
Schwab VIT Balanced	37,900	(29,760)	8,140	116,655	(10,675)	105,980
Schwab VIT Balanced with Growth	133,664	(28,630)	105,034	219,889	(10,318)	209,571
Schwab VIT Growth	37,338	(8,720)	28,618	61,918	(82,804)	(20,886)
Van Eck VIP Global Hard Assets Class S	121,914	(31,350)	90,564	103,160	(56,422)	46,738

(1) Operations commenced during 2015.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account A of Pacific Life & Annuity Company (the “Separate Account”) comprised of Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Absolute Return, Currency Strategies, Equity Long/Short, Global Absolute Return, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Invesco V.I. Balanced-Risk Allocation Series II, Invesco V.I. Equity and Income Series II, Invesco V.I. Global Real Estate Series II, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation FundSM Class 4, American Funds IS Blue Chip Income and Growth FundSM Class 4, American Funds IS Capital Income Builder® Class 4, American Funds IS Global Balanced FundSM Class 4, American Funds IS Global Growth FundSM Class 4, American Funds IS Global Growth and Income FundSM Class 4, American Funds IS Global Small Capitalization FundSM Class 4, American Funds IS Growth FundSM Class 4, American Funds IS Growth-Income FundSM Class 4, American Funds IS High-Income Bond FundSM Class 4, American Funds IS International FundSM Class 4, American Funds IS International Growth and Income FundSM Class 4, American Funds IS Managed Risk Asset Allocation FundSM Class P2, American Funds IS New World Fund® Class 4, American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4, BlackRock® Capital Appreciation V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares® Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP FundsManager® 60% Service Class 2, Fidelity VIP Government Money Market Service Class (formerly named Fidelity VIP Money Market Service Class), Fidelity VIP Strategic Income Service Class 2, First Trust Dorsey Wright Tactical Core Class I, First Trust/Dow Jones Dividend & Income Allocation Class I, First Trust Multi Income Allocation Class I, Franklin Founding Funds Allocation VIP Class 2, Franklin Founding Funds Allocation VIP Class 4, Franklin Income VIP Class 2, Franklin Mutual Global Discovery VIP Class 2, Franklin Rising Dividends VIP Class 2, Templeton Global Bond VIP Class 2, GE Investments Total Return Class 3, Ivy Funds VIP Asset Strategy, Ivy Funds VIP Energy, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Flexible Bond Service Shares, JPMorgan Insurance Trust Global Allocation Class 2, JPMorgan Insurance Trust Income Builder Class 2, ClearBridge Variable Aggressive Growth - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS Total Return Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Service Class, MFS Massachusetts Investors Growth Stock - Service Class, Oppenheimer Global Fund/VA Service Shares, PIMCO All Asset All Authority - Advisor Class, PIMCO CommodityRealReturn® Strategy - Advisor Class, Schwab VIT Balanced, Schwab VIT Balanced with Growth, Schwab VIT Growth, and Van Eck VIP Global Hard Assets Class S Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2015, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2015 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A of Pacific Life & Annuity Company as of December 31, 2015, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 26, 2016

J-1

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2829

Omaha, Nebraska 68103-2829

Annual Reports as of December 31, 2015 for:

• Pacific Select Fund

• Separate Account A of Pacific Life & Annuity Company

Form No.	N355-16A